File No. _______________

    As filed with the Securities and Exchange Commission on January 20, 2006

             U.S. SECURITIES AND EXCHANGE COMMISSION Washington, DC
                                      20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. __
                          Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                             FEDERATED EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

                                 Copies to:

                         Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky LLP
                              2101 L Street, NW
                          Washington, DC 20037-1526
                               (202) 828-2218

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

        It is proposed that this filing will become effective on February
                         17, 2006 pursuant to Rule 488.

       Title of Securities Being Registered: Class A Shares, at par value, of Federated Kaufmann Fund

      No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended



                            Wayne Hummer Growth Fund


Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE. . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP AVOID ADDITIONAL EXPENSE.

There will be a special meeting of shareholders of Wayne Hummer Growth Fund (the "Fund"), a portfolio of Wayne Hummer Investment Trust (the "Trust"), on March 24, 2006. It is important for you to vote on the proposals described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety. Following is an introduction to the proxy process and the proposals.

Why am I being asked to vote?
You are being asked to vote to approve the proposed merger of the Fund into Federated Kaufmann Fund, a portfolio of Federated Equity Funds, (the "Merger"). The Merger can be accomplished only if shareholders of the Fund vote to approve it.

If the Merger is approved, Federated Kaufmann Fund will acquire the assets of the Fund in return for Class A Shares of Federated Kaufmann Fund that will be distributed to shareholders of the Fund. Your shares of the Fund will be cancelled and you will receive Class A Shares of Federated Kaufmann Fund with an aggregate net asset value equal to the aggregate net asset value of your Fund shares as of the closing of the Merger.

You will also be asked to approve an amendment to the Trust's Declaration of Trust necessary for the consummation of the Merger.

How do I vote my shares?
You may vote by telephone at the toll-free number shown on your ballot, or through the Internet at www.proxyweb.com. You may also vote by completing and returning the enclosed proxy card. You may also vote in person at the meeting. If you choose to help save time and postage costs by voting through the Internet or by telephone, please do not return your proxy card. If you do not respond at all, we may contact you by telephone to request that you cast your vote. If you sign and return the proxy card without indicating a preference, your shares will be voted "for" the proposals.

Why is the Merger being proposed?
The Board of Trustees and Wayne Hummer Asset Management Company ("WHAMC"), the Fund's Investment Adviser, each believe that the Merger is in the best interest of the Fund and its shareholders.

That determination was made by the Board of Trustees after WHAMC informed the Trustees that it had decided to exit the mutual fund administration business and that it did not believe that the Fund offered a commercially attractive long-term business opportunity for WHAMC.

The Board of Trustees recommends approval of the Merger because it offers shareholders of the Fund the opportunity to invest in a larger fund that has a similar investment objective and investment strategy as the Fund. The Trustees considered the Merger to be preferable to a direct liquidation of the Fund because of the likely adverse income tax impact of such a liquidation on many of the shareholders.

Please review the Prospectus/Proxy Statement for more information regarding the factors considered by the Trustees.

How will the Merger affect the amount of my investment?

o The value of your investment will not change at the time of Merger. You will receive Class A Shares of Federated Kaufmann Fund with a total dollar value equal to the total dollar value of Fund shares that you own at the time of the Merger.
o     The Merger is expected to be a tax-free transaction.
o     No sales charge will be imposed on shares of the Federated Kaufmann
      Fund that you receive nor on any additional shares of Federated Kaufmann Fund purchased in the same account.

I have questions about the Prospectus/Proxy Statement can I talk with someone? Call your Investment Professional or a Federated Client Service Representative. Federated's toll-free number is 1-800-341-7400 and Wayne Hummer's toll-free number is 1-800-621-4477.



   After careful consideration, the Board of Trustees unanimously approved the proposals. The Board recommends that you read the enclosed materials carefully and vote FOR the proposals.



                        WAYNE HUMMER INVESTMENT TRUST
                           Wayne Hummer Growth Fund

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD MARCH 24, 2006

TO SHAREHOLDERS OF WAYNE HUMMER GROWTH FUND, A PORTFOLIO OF WAYNE HUMMER INVESTMENT TRUST: A special meeting of the shareholders of Wayne Hummer Growth Fund, will be held at [address], at [time]. (Central time), on March 24, 2006 for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Kaufmann Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Wayne Hummer Growth Fund in exchange for Class A Shares of Federated Kaufmann Fund to be distributed pro rata by Wayne Hummer Growth Fund to its shareholders, in complete liquidation and termination of Wayne Hummer Growth Fund;

2. To approve or disapprove a proposed amendment to Article IX, Section 1 of Wayne Hummer Investment Trust's Declaration of Trust to remove the requirement that a transfer of assets be made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so distributed; and

3. To transact such other business as may properly come before the special meeting or any adjournment thereof.



The Board of Trustees has fixed February 14, 2006 as the record date for determination of shareholders entitled to vote at the special meeting.

                                                By Order of the Board of
                                                Trustees,

                                                ----------------------------

February 22, 2006



You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly signing and returning the enclosed proxy card. If you are unable to attend the meeting, please mark, sign, date and return the enclosed proxy card so that the necessary quorum may be represented at the special meeting. The enclosed envelope requires no postage if mailed in the United States.


                          PROSPECTUS/PROXY STATEMENT

                         ______________________, 2006

                         Acquisition of the assets of

                           WAYNE HUMMER GROWTH FUND
                 a portfolio of Wayne Hummer Investment Trust

                            300 South Wacker Drive
                           Chicago, Illinois 60606
                         Telephone No: 1-800-621-4477

                   By and in exchange for Class A Shares of

                           FEDERATED KAUFMANN FUND,
                    a portfolio of Federated Equity Funds

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-341-7400

      This Prospectus/Proxy Statement describes the proposal for the reorganization (the "Reorganization") under the Agreement and Plan of Reorganization (the "Plan"), pursuant to which Wayne Hummer Growth Fund would transfer all its assets to Federated Kaufmann Fund in exchange for Class A Shares of Federated Kaufmann Fund. Federated Kaufmann Fund's Class A Shares will be distributed pro rata by Wayne Hummer Growth Fund to its shareholders in complete liquidation and dissolution of Wayne Hummer Growth Fund. Federated Kaufmann Fund and Wayne Hummer Growth Fund are open-end, diversified series of management investment companies registered under the Investment Company Act of 1940 ("1940 Act"), and continuously offer to sell their shares. As a result of the Reorganization, each owner of shares of Wayne Hummer Growth Fund will become the owner of Class A Shares of Federated Kaufmann Fund having a total net asset value ("NAV") equal to the total NAV of his or her holdings in Wayne Hummer Growth Fund on the date of the Reorganization (the "Closing Date"). A form of the Plan is attached as Exhibit A.

      For a comparison of the investment policies of Wayne Hummer Growth Fund and Federated Kaufmann Fund, see "Summary - Comparison of Investment Objectives, Policies, Limitations and Risks." Information concerning Class A Shares of Federated Kaufmann Fund, as compared to shares of Wayne Hummer Growth Fund, is included in this Prospectus/Proxy Statement in the sections entitled "Summary - Comparative Fee Tables" and "Information About the Reorganization - Description of Federated Kaufmann Fund's Class A Shares and Capitalization."

      Shareholders of Wayne Hummer Growth Fund will also be asked to approve an amendment to Article IX, Section 1 of Wayne Hummer Investment Trust's Declaration of Trust. Article IX, Section 1 of the Declaration of Trust, provides in part, that the Trustees may, upon the affirmative vote of fifty percent (50%) of the votes entitled to be cast on the matter, sell and transfer the assets of Wayne Hummer Investment Trust, or series of Wayne Hummer Investment Trust, to another trust in exchange for cash or shares with such transfer "being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so distributed." Shareholders of Wayne Hummer Growth Fund will be asked to approve an amendment to the Declaration of Trust to remove the requirement that a transfer of assets be made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so distributed. The amendment is necessary in order for the Reorganization to proceed as contemplated by the Plan attached as Exhibit A. The Plan contemplates that Federated Kaufmann Fund will acquire only the assets of Wayne Hummer Growth Fund. The Plan further contemplates that all liabilities of Wayne Hummer Growth Fund will be discharged prior to the transfer of assets to Federated Kaufmann Fund becoming effective.


      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about Federated Kaufmann Fund that a prospective investor should know before voting on the Reorganization. This Prospectus/Proxy Statement is accompanied by the prospectus of Federated Kaufmann Fund dated December 31, 2005. A Statement of Additional Information relating to this Prospectus/Proxy Statement dated ________________, 2006, is incorporated herein by reference. A Statement of Additional Information for Federated Kaufmann Fund dated December 31, 2005 (related to Federated Kaufmann Fund's prospectus of the same date) has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A prospectus and Statement of Additional Information for Wayne Hummer Growth Fund dated August 1, 2005 are also incorporated herein by reference. Further information about Federated Kaufmann Fund's performance is contained in its Annual Report dated October 31, 2005, which is incorporated herein by reference. Further information about Wayne Hummer Growth Fund's performance is contained in its Annual Report dated March 31, 2005 and Semi-Annual report dated September 30, 2005, which are incorporated herein by reference. Copies of those materials and other information about Federated Kaufmann Fund and Wayne Hummer Growth Fund may be obtained without charge by writing to or calling Federated Kaufmann Fund or Wayne Hummer
Growth Fund at the addresses and telephone numbers shown on the previous page.


      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.


      THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS
                                                                        Page

 SUMMARY                                                                  1
   Reasons for the Proposed Reorganization
1
   Reasons for the Proposal to Amend Declaration of Trust                 2
   Comparison of Investment Objectives, Policies and Risks                2
   Investment Limitations                                                 4
   Comparative Fee Tables                                                 6
   Financial Highlights                                                   8
   Comparison of Potential Risks and Rewards; Performance Information    10
   Investment Advisers                                                   13
   Portfolio Managers                                                    13
   Advisory and Other Fees                                               14
   Purchases, Redemptions and Exchange Procedures; Dividends and Distributions; Portfolio Holdings Information; Frequent Trading;
   Legal Proceedings                                                     16

INFORMATION ABOUT THE REORGANIZATION                                     19
   Description of the Plan of Reorganization                             19
   Description of Federated Kaufmann Fund's Class A Shares and
   Capitalization                                                        20
   Federal Income Tax Consequences                                       20
   Agreement Between Wayne Hummer Asset Management Company,
      Wintrust Financial Corporation and Federated Investors, Inc.       22
   Reasons for the Reorganization                                        23
   Comparative Information on Shareholder Rights and Obligations         24

INFORMATION ABOUT FEDERATED KAUFMANN FUND AND
WAYNE HUMMER GROWTH FUND                                                 26
   Federated Kaufmann Fund                                               26
   Wayne Hummer Growth Fund                                              26

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING                     26
   Proxies, Quorum and Voting at the Special Meeting                     27
   Share Ownership of the Funds                                          28

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY             29

SUMMARY OF INVESTMENT LIMITATIONS (Annex A)                              30

AGREEMENTS AND PLAN OF REORGANIZATION (Exhibit A)                        A-1

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (Exhibit B)                  B-1
      Federated Kaufmann Fund                                            B-1
      Wayne Hummer Growth Fund                                           B-3


                                   SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A form of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. For more complete information, please read the prospectuses of Federated Kaufmann Fund and Wayne Hummer Growth Fund, and the Statement of Additional Information relating to this Prospectus/Proxy Statement. A copy of Federated Kaufmann Fund's prospectus accompanies this Prospectus/Proxy Statement.


      Reasons for the Proposed Reorganization

      Wayne Hummer Asset Management Company ("WHAMC"), the investment adviser and administrator of Wayne Hummer Growth Fund, informed the Trustees of Wayne Hummer Investment Trust that it had decided to exit the mutual fund administration business and that it did not believe that Wayne Hummer Growth Fund offered a commercially attractive long-term business opportunity for WHAMC. Accordingly, over the past several months WHAMC has actively sought to identify another suitable fund into which Wayne Hummer Growth Fund could be merged in order to allow shareholders of Wayne Hummer Growth Fund to continue their original investment objectives through a tax-free combination with the other fund. After extensive discussions between representatives of WHAMC and Federated Investors, Inc. ("Federated"), WHAMC recommended to the Trustees of Wayne Hummer Investment Trust that they consider and approve the Reorganization as being in the best interest of shareholders.

      The Board of Trustees of Wayne Hummer Investment Trust has voted to approve the Reorganization and to recommend to holders of shares of Wayne Hummer Growth Fund the approval of the Plan whereby Federated Kaufmann Fund would acquire all of the assets of Wayne Hummer Growth Fund in exchange for Class A Shares of Federated Kaufmann Fund that would be distributed pro rata by Wayne Hummer Growth Fund to its shareholders in complete liquidation and dissolution of Wayne Hummer Growth Fund. If the Reorganization is completed, each shareholder of Wayne Hummer Growth Fund will become the owner of Class A Shares of Federated Kaufmann Fund having a total NAV equal to the total NAV of his or her holdings in Wayne Hummer Growth Fund on the date of closing of the Reorganization.

      The Board of Trustees of Wayne Hummer Investment Trust, including the Trustees who are not "interested persons" of Wayne Hummer Investment Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization would be in the best interest of Wayne Hummer Growth Fund shareholders. In recommending that shareholders of Wayne Hummer Growth Fund approve the Plan, the Board considered among other factors the relative investment objectives, policies, risks, expenses, historical investment performance and asset size of Wayne Hummer Growth Fund and Federated Kaufmann Fund. They noted that the management fees and total expenses paid by Federated Kaufmann Fund, as a percentage of average net assets, are higher than those paid by Wayne Hummer Growth Fund. However, they also noted that the total returns of Federated Kaufmann Fund and its predecessor for each of the one, three, five and ten year periods ended December 31, 2005 were greater than those of Wayne Hummer Growth Fund for the same periods. In addition, in view of (1) the decision of WHAMC to exit the mutual fund administration business and seek to reorganize the Fund into another fund, (2) the relatively small size of Wayne Hummer Growth Fund and its performance record in recent periods and (3) the fact that most of the shareholders of Wayne Hummer Growth Fund are brokerage customers of Wayne Hummer Investments, the Trustees concluded that it was not practical to seek to find another investment manager or reorganization partner for Wayne Hummer Growth Fund and that the Reorganization was preferable to a direct liquidation of Wayne Hummer Growth Fund because of the likely adverse income tax impact of such a liquidation on many of the shareholders.

      As a condition to the Reorganization, each fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code, as amended, so that no gain or loss will be recognized by Federated Kaufmann Fund or Wayne Hummer Growth Fund's shareholders as a result of the Reorganization. The tax basis of Federated Kaufmann Fund's Class A Shares received by Wayne Hummer Growth Fund's shareholders will be the same as the tax basis of their shares in Wayne Hummer Growth Fund. There may be taxes payable in connection with distributions, if any, by Wayne Hummer Growth Fund immediately before the closing date. Those distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganization.

      Reasons for the Proposal to Amend Declaration of Trust

      Shareholders of Wayne Hummer Growth Fund will also be asked to approve an amendment to Article IX, Section 1 of Wayne Hummer Investment Trust's Declaration of Trust. Article IX, Section 1 of the Declaration of Trust, provides in part, that the Trustees may, upon the affirmative vote of fifty percent (50%) of the votes entitled to be cast on the matter, sell and transfer the assets of Wayne Hummer Investment Trust, or series of Wayne Hummer Investment Trust, to another trust in exchange for cash or shares with such transfer "being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so distributed."

      Shareholders of Wayne Hummer Growth Fund will be asked to approve an amendment to the Declaration of Trust to remove the requirement that a transfer of assets be made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so distributed. The amendment is necessary because the Plan attached as Exhibit A contemplates that Federated Kaufmann Fund will acquire only the assets of Wayne Hummer Growth Fund. The Plan further contemplates that all liabilities of Wayne Hummer Growth Fund will be discharged prior to the transfer of assets to Federated Kaufmann Fund becoming effective.

      Specifically, Section 1.2 of the Plan provides that the "assets of the Acquired Fund (Wayne Hummer Growth Fund) to be acquired by the Acquiring Fund (Federated Kaufmann Fund) shall consist of all property, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date." Section 1.3 of the Plan provides that the "Acquired Fund will discharge all of its liabilities and obligations prior to the consummation of the transactions contemplated herein (the "Closing"), becoming effective." Therefore, the amendment to the Declaration of Trust is necessary in order for the Reorganization to be carried out as contemplated in the Plan.

      If approved, the third paragraph of Article IX, Section 1 will be revised as follows (with the blacklined portion being deleted and underlined portion being added): "At any time by the affirmative vote of the Shareholders of the affected series entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter, the Trustees may sell, convey and transfer all or substantially all of the assets of the Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Trust, Shares of such other series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so distributed. Following such transfer, the Trustees shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities belonging to and any other differences among the various series the assets belonging to which have so been transferred) among the Shareholders of the series the assets belonging to which have been so transferred; and if all the assets of the Trust have been so distributed, the Trust shall be terminated. Article IX, Section 4, provides that the Declaration of Trust may be amended by the Board of Trustees when authorized to do so by a vote of shareholders holding more than fifty percent (50%) of the shares entitled to vote."




       THE BOARD OF TRUSTEES OF WAYNE HUMMER GROWTH FUND UNANIMOUSLY RECOMMENDS
                  THAT YOU VOTE FOR APPROVAL OF EACH PROPOSAL.




Comparison of Investment Objectives, Policies and Risks
      The investment objectives for Federated Kaufmann Fund and Wayne Hummer Growth Fund are similar. The investment objective of Federated Kaufmann Fund is to provide capital appreciation. The investment objective of Wayne Hummer Growth Fund is to achieve long-term capital growth. Both funds invest primarily in equity securities.

      Federated Kaufmann Fund's investment adviser uses a bottom up approach to portfolio management for Federated Kaufmann Fund, emphasizing individual stock selection rather than trying to time the highs and lows of the market or of certain industries or sectors. This hands-on approach means that, in addition to sophisticated computer analysis, Federated Kaufmann Fund's investment adviser and portfolio managers may conduct in-depth meetings with management, industry analysts and consultants. Through this interaction with companies, Federated Kaufmann Fund's portfolio managers seek to develop a thorough knowledge of the dynamics of the businesses in which Federated Kaufmann Fund invests.

      Federated Kaufmann Fund assesses individual companies from the perspective of a long-term investor. It buys stocks of companies that it believes:

o     are profitable and leaders in their industry;
o     have distinct products and services which address substantial markets;
o     can grow annual earnings by at least 20% for the next three to five years; and
o     have superior proven management and solid balance sheets.

      Typically, Federated Kaufmann Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, or the intermediate or long-term prospects become poor.

      Federated Kaufmann Fund may loan up to 30% of its total assets in the form of portfolio securities to broker/dealers, banks or other recognized financial institutional borrowers to generate additional income. Federated Kaufmann Fund receives cash, U.S. Treasury obligations and/or other liquid securities as collateral on such loans.

      Federated Kaufmann Fund may invest up to 25% of its net assets in foreign securities. Federated Kaufmann Fund may invest up to 15% of its net assets in illiquid securities.

      Wayne Hummer Growth Fund pursues its investment objective by investing primarily in common stocks of U.S. companies. Wayne Hummer Growth Fund's investment adviser places an emphasis on the common stocks of medium-sized companies that have above-average earnings growth potential and that are attractively priced. Wayne Hummer Growth Fund's investment adviser believes that such companies may benefit from greater market recognition. To manage the risk of Wayne Hummer Growth Fund's portfolio, Wayne Hummer Growth Fund's adviser allocates Wayne Hummer Growth Fund's investments among many industries and companies.

      Wayne Hummer Growth Fund's investment adviser seeks securities of companies it believes will benefit from favorable long-term economic, demographic, social, or political trends that it believes are not reflected in such companies' share prices. In selecting specific investments for Wayne Hummer Growth Fund, the investment adviser evaluates several factors, including growth prospects, financial condition, management, profitability, competitive position, product developments, productivity, input costs and sources, return on assets and equity, regulatory issues, and insider ownership. Wayne Hummer Growth Fund's investment adviser also considers the weightings of the various industry sectors within Wayne Hummer Growth Fund and the growth prospects of the various sectors.

      Wayne Hummer Growth Fund's investment adviser will buy and sell securities whenever necessary in order to attempt to achieve Wayne Hummer Growth Fund's investment objective. During any period in which Wayne Hummer Growth Fund's investment adviser foresees changing market or economic conditions, the investment adviser may shift the portfolio's emphasis, which could increase the rate of portfolio turnover, which can increase transaction costs and generate increased capital gains. See Wayne Hummer Growth Fund's Financial Highlights, contained herein, for portfolio turnover rates.

      Each of Federated Kaufmann Fund and Wayne Hummer Growth Fund may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. In the case of Wayne Hummer Growth Fund such investments may also include put and call options, stock index options and the writing of covered call options. The funds may depart from their principal investment strategy to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market, economic, or political conditions. This may cause the funds to give up greater investment returns to maintain the safety of principal. Federated Kaufmann Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market, while Wayne Hummer Growth Fund may not. A short sale means selling a security the fund does not own to take advantage of an anticipated decline in the stock's price. Once a fund sells a security short, it has an obligation to replace the borrowed security. In no event will Federated Kaufmann Fund engage in a short sales transaction if it would cause the market value of all of Federated Kaufmann Fund's securities sold short to exceed 25% of its net assets. The value of securities of any one issuer that may be part of a short sale for Federated Kaufmann Fund is limited to the lesser of 2% of the value of the fund's net assets or 2% of the class of securities of the issuer. Neither Federated Kaufmann Fund nor Wayne Hummer Growth Fund is restricted as to particular business sectors or substantially limited in the types of investment securities in which it may invest. Each fund invests in medium capitalization stocks, although Federated Kaufmann Fund may invest in small capitalization stocks to a greater extent than Wayne Hummer Growth Fund. Federated Kaufmann Fund may invest in securities of companies that are not publicly traded to a greater extent than Wayne Hummer Growth Fund.

      All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Federated Kaufmann Fund or Wayne Hummer Growth Fund. In addition, both Federated Kaufmann Fund and Wayne Hummer Growth Fund are subject to stock market risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time; risk related to company size, which is posed by the fact that the companies in which Federated Kaufmann Fund and Wayne Hummer Growth Fund are able to invest in may tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. This risk may be increased for Federated Kaufmann Fund due to its greater investment in stocks of companies with small market capitalization; risk related to investing for growth, which is posed by the fact that growth stocks, due to their relatively high valuations, are typically more volatile than value stocks; and sector risk, which is posed by the fact that the funds may allocate relatively more assets to certain industry sectors than others, and therefore, the performance of the fund may be more susceptible to any developments which affect those sectors emphasized.


      The following is designed to highlight some of the differences in the types of risks between Federated Kaufmann Fund and Wayne Hummer Growth Fund. Federated Kaufmann Fund is also subject to the following risks: liquidity risk, which is posed by the fact that certain securities may be less readily marketable and may be subject to greater fluctuation in price than other securities; risk of foreign investing, which is posed by the fact that foreign securities may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case; currency risk, which is posed by the fact that foreign securities are normally denominated and traded in foreign currencies and, as a result, the value of a fund's foreign investments may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar; credit risk, which is the possibility that an issuer will default on a security by failing to pay interest or principal when due; leverage risk, which is created when an investment exposes a fund to a level of risk that exceeds the amount invested; and interest rate risk, which is posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes with this risk increasing as the length of the maturity of the debt increases.


      A full description of the risks inherent in the investment in Federated Kaufmann Fund and Wayne Hummer Growth Fund is also set forth in their respective prospectus and Statement of Additional Information.


Investment Limitations

      In addition to the objectives and policies described above, Federated Kaufmann Fund and Wayne Hummer Growth Fund are subject to certain investment limitations as described in the prospectus and Statement of Additional Information of Federated Kaufmann Fund dated December 31, 2005 and Wayne Hummer Growth Fund dated August 1, 2005, which set forth in full the investment objectives, policies and limitations of Federated Kaufmann Fund and Wayne Hummer Growth Fund, all of which are incorporated by reference herein.


      A summary of the fundamental and non-fundamental limitations of Federated Kaufmann Fund and Wayne Hummer Growth Fund are set forth on Annex A to this Prospectus/Proxy Statement. The limitations for Federated Kaufmann Fund and Wayne Hummer Growth Fund are generally similar; however, you may want to note the following differences:

o With respect to their diversification policies, Federated Kaufmann Fund's policy excludes cash, cash items, repurchase agreements collateralized by securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and securities of other investment companies. Wayne Hummer Growth Fund's policy states the fund may not invest in the securities of an issuer if immediately after and as a result of such investment, the fund owns more than 10% of the issuer's outstanding securities.

o With respect to their policies on investing in real estate, Federated Kaufmann Fund's policy provides that its restriction of not being able to purchase or sell real estate does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. Wayne Hummer Growth Fund's policy states that Wayne Hummer Growth Fund may not purchase or sell real estate.

o With respect to their commodities policies, Federated Kaufmann Fund's policy states that the fund may not purchase or sell physical commodities while Wayne Hummer Growth Fund's policy states that the fund may not purchase or sell commodities or commodity contracts. Federated Kaufmann Fund's policy further provides that the fund may purchase securities of companies that deal in commodities. For purposes of Federated Kaufmann Fund's restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

o With respect to their policies on purchases on margin, Federated Kaufmann Fund's policy is non-fundamental while Wayne Hummer Growth Fund's policy is fundamental. Both funds policy prohibits the purchase any securities on margin, except that the fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Fundamental policies can only be changed by a vote of shareholders. Federated Kaufmann Fund's policy further provides that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

o Federated Kaufmann Fund also has the following non-fundamental policy that Wayne Hummer Growth Fund does not have:

|X| Federated Kaufmann Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the fund expects that its investment in other investment companies may include shares of money market funds, including funds affiliated with the fund's adviser. The fund may invest in the securities of affiliated money market funds as an efficient means of managing the fund's uninvested cash.

o Wayne Hummer Growth Fund also has the following fundamental investment policies that Federated Kaufmann Fund does not have:

|X| Wayne Hummer Growth Fund may not make short sales of securities or maintain a short position.

|X| Wayne Hummer Growth Fund may not make investments for the purpose of exercising control or management.



Comparative Fee Tables

      The funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.


Fees and Expenses

      This table describes the fees and expenses of Federated Kaufmann Fund's Class A Shares for its most recent fiscal year end as well as on a Pro Forma basis after giving effect to the Reorganization, and the fees and expenses of Wayne Hummer Growth Fund for its most recent fiscal year end.



Shareholder Fees                                          Federated Kaufmann        Wayne Hummer Growth       Federated Kaufmann
                                                             Fund Class A                                    Fund-Class A Shares
                                                                Shares                     Fund               Proforma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                                 5.50%                    2.00%(1)                   5.50%
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as
applicable)                                                     0.00%                    1.00%(2)                   0.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)                                               None                      None                      None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                                   None                      None                      None
Exchange Fee                                                     None                      2.00%                     None

Annual Fund Operating Expenses (Before Waivers and
Reimbursements)(3)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                                1.425%(4)                    0.74%                  1.425%(4)
Distribution (12b-1) Fee                                       0.25%(5)                    None                    0.25%(5)
Other Expenses                                                0.470%(6)                    0.32%                  0.470%(6)
                                                         ---------------------------------------------------------------------------
                                                         ---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            2.145%                     1.06%                    2.145%

------------------------------------------------------------------------------
1 The sales charge is eliminated in certain circumstances, such as for purchases of $1 million or more.

2 A contingent deferred sales charge of 1% applies on redemptions made within 18 months following certain purchases made without a sales charge.

3 For Federated Kaufmann Fund and proforma combined, the percentages shown are based on expenses for the entire fiscal year ended October 31, 2005.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor and administrator waived and the shareholder services provider reimbursed certain amounts. These are shown below along with the net expenses Federated Kaufmann Fund actually paid for the fiscal year ended October 31, 2005.

  Total Waiver and Reimbursement of Fund Expenses               0.215%                     0.00%                         0.215%
   Total Annual Fund Operating Expenses (after
  waivers and reimbursements)                                   1.930%                     1.06%                         1.930%

4 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by Federated Kaufmann Fund (after the voluntary waiver) was 1.28% for the fiscal year ended October 31, 2005.

5  A portion of the distribution (12b-1) fee has been voluntarily waived.
  This voluntary waiver can be terminated at any time.  The distribution
  (12b-1) fee paid by Federated Kaufmann Fund's Class A Shares (after the voluntary waiver) was 0.210% for the fiscal year ended October 31, 2005.

6 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see
  "Payments to Financial Intermediaries" herein. The administrator voluntarily waived and the shareholder services provider voluntarily reimbursed a portion of their fees . The administrator and shareholder services provider can terminate this voluntary waiver and reimbursement at any time. Total other operating expenses paid by Federated Kaufmann Fund's
  Class A Shares (after the voluntary waivers and reimbursements) were 0.44 % for the fiscal year ended October 31, 2005.


Example

This Example is intended to help you compare the cost of investing in Federated
Kaufmann Fund's Class A Shares, Wayne Hummer Growth Fund and Federated Kaufmann
Fund's Class A Shares on a Pro Forma basis after giving effect to the Reorganization with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Federated Kaufmann Fund's Class A
Shares, Wayne Hummer Growth Fund and Federated Kaufmann Fund's Class A Shares on a Pro Forma basis after giving effect to the Reorganization for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  Federated Kaufmann Fund      Wayne Hummer Growth Fund    Federated Kaufmann Fund
                      Class A Shares                                            Class A Shares
                                                                              Proforma Combined
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
1 Year                    $756                       $306                           $756
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
3 Years                  $1,185                      $530                         $1,185
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
5 Years                  $1,638                      $773                         $1,638
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
10 Years                 $2,891                     $1,468                        $2,891
---------------------------------------------------------------------------------------------------------



Financial Highlights
FEDERATED KAUFMANN FUND - CLASS A SHARES

     The Financial Highlights will help you understand Federated Kaufmann Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in Federated Kaufmann Fund, assuming reinvestment of any dividends and capital gains.

      This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with Federated Kaufmann Fund's audited financial statements, is included in the Annual Report.

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                                                                              Period
                                                                                               Ended
                                                                                                                           Period
                                                                                                                            Ended
Year Ended October 31,                                          2005            2004            2003          2002       10/31/20011
Net Asset Value, Beginning of Period                           $5.11            $4.90          $3.54         $4.23           $4.33
Income From Investment Operations:
Net investment income (loss)                                  (0.05)2         (0.06)(2)       (0.06)2      (0.05)(2,3)     (0.02)(2)

Net realized and unrealized gain (loss) on investments,
options and foreign currency transactions                       0.74            0.31            1.42       (0.28)(3)        (0.08)

Total from investment operations                                0.69            0.25            1.36         (0.33)         (0.10)
Less Distributions:

Distributions from net realized gain on investments,
options
and foreign currency transactions                              (0.29)          (0.04)            --          (0.36)           --
Net Asset Value, End of Period                                 $5.51            $5.11          $4.90         $3.54           $4.23
Total Return(4)                                                14.05%         5.24%(5)         38.42%       (8.90)%         (2.31)%

Ratios to Average Net Assets:
Net expenses                                                   1.93%            1.95%          1.95%         1.95)%        1.95%(6)
Net investment income (loss)                                  (1.00)%          (1.29)%        (1.45)%      (1.25)%(3)     (0.93)%(6)
Expense waiver/reimbursement(7)                                0.21%            0.21%          0.24%         0.18%         0.17%(6)
Supplemental Data:

Net assets, end of period (000 omitted)                      $2,166,468      $1,172,380      $1,191,117     $435,500        $85,169
Portfolio turnover                                              71%              73%            72%           65%             74%

------------------------------------------------------------------------------
1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.
2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.
3 Effective November 1, 2001, the Fund adopted the provisions of the American
Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide
for Investment Companies and began accreting discount/ amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns.
6 Computed on an annualized basis.
7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

Further Information about Federated Kaufmann Fund's performance is contained in the Annual Report, dated October 31, 2005, which can be obtained free of charge.


WAYNE HUMMER GROWTH  FUND

      The following Financial Highlights table is intended to help you understand Wayne Hummer Growth Fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) each year on an investment in the fund (assuming reinvestment of all dividends and distributions).


      This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's most recent annual report to shareholders.

FINANCIAL HIGHLIGHTS


Year Ended March 31,            2005          2004         2003          2002          2001
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Net Asset Value,               $40.24        $27.81       $38.31        $35.96        $46.83
Beginning of Year
-------------------------
-------------------------
Income From Investment
Operations:
-------------------------
-------------------------
Net investment income          (0.04)         0.00         0.01          0.02          0.05
(loss)
-------------------------
-------------------------
Net realized and
unrealized gain (loss)          2.72         12.49        (10.18)        3.13         (6.73)
on investments
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
  TOTAL FROM INVESTMENT
  OPERATIONS                    2.68         12.49        (10.17)        3.15         (6.68)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Less Distributions:
Dividends from net
investment                      0.00         (0.03)       (0.01)        (0.06)        (0.02)
income
Distributions from net
realized gain on               (1.47)        (0.03)       (0.32)        (0.74)        (4.17)
investments
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS          (1.47)        (0.06)       (0.33)        (0.80)        (4.19)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Net Asset Value, End of        $41.45        $40.24       $27.81        $38.31        $35.96
Year
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return(1)                6.60%         44.92%      (26.77)%        8.90%       (15.23)%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Ratios to Average Net
Assets:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Expenses                       1.06%         1.02%         0.96%         0.89%         0.91%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Net investment income         (0.10)%        0.00%         0.04%         0.08%         0.13%
(loss)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Portfolio Turnover               8%            5%           6%            5%            9%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Supplemental Data:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Net assets, end of year       $173,576      $160,830     $114,788      $164,797      $152,217
(000 omitted)
-------------------------------------------------------------------------------------------------

1 Excludes sales charge of 2% which was effective August 1, 1999 for new accounts.




Comparison of Potential Risks and Rewards; Performance Information

     The performance information shown below will help you analyze Federated Kaufmann Fund's and Wayne Hummer Growth Fund's investment risks in light of its historical returns. The bar charts show the variability of Federated Kaufmann Fund's Class A Shares and Wayne Hummer Growth Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return tables show returns averaged over the stated periods, and includes comparative performance information. Federated Kaufmann Fund's and Wayne Hummer Growth Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Attached as Exhibit B to this Prospectus/Proxy Statement is a Management's Discussion of Fund Performance and a line graph illustrating the growth of a hypothetical $10,000 investment over a 15 year period ended October 31, 2005 in Federated Kaufmann Fund and the growth of a hypothetical $10,000 investment over a 10 year period ended March 31, 2005 in Wayne Hummer Growth Fund.



FEDERATED KAUFMANN FUND

Risk/Return Bar Chart and Table

      Federated Kaufmann Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on or about April 23, 2001. Prior to that date, Federated Kaufmann Fund had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus/Proxy Statement for periods prior to April 23, 2001, is historical information of the Kaufmann Fund. The Kaufmann Fund was managed by Edgemont Asset Management Corp. and had the same investment objectives and strategies as the Federated Kaufmann Fund and substantially the same investment policies as Federated Kaufmann Fund. Kaufmann Fund shareholders received Class K Shares of Federated Kaufmann Fund as a result of the reorganization.

      Federated Kaufmann Fund's Class A Shares commenced operation on April 23, 2003. For the period prior to the commencement of operations of Class A, the performance information shown in the bar chart below is for Federated Kaufmann Fund's Class K Shares, adjusted to reflect the expenses of Class A Shares. The performance information shown will help you analyze Federated Kaufmann Fund's investment risks in light of its historical returns. The bar chart shows the variability of Federated Kaufmann Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. Federated Kaufmann Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

[GRAPHIC ILLUSTRATION-Federated Kaufmann Fund]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Kaufmann Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 60%. The `x' axis represents calculation periods from 1996 through the calendar year ended 2005. The chart features ten distinct vertical bars, each shaded in black, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Federated Kaufmann Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1996 through 2005. The percentages noted are 20.58%, 12.25%, 0.43%, 25.66%,
10.55%, 7.78%, -21.41%, 45.08%, 14.30% and 10.84%, respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, Federated Kaufmann Fund's Class A Shares highest quarterly return was 35.47% (quarter ended December 31, 1999). Its lowest quarterly return was (18.76)% (quarter ended September 30, 1998).


Average Annual Total Return Table

     The Average Annual Total Returns for Federated Kaufmann Fund's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for Class A Shares. In addition, Return After Taxes is shown for Federated Kaufmann Fund's Class A Shares to illustrate the effect of federal taxes on Federated Kaufmann Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Mid-Cap Growth Index (RMGI), a broad-based market index, and the Lipper Mid-Cap Growth Index (LMCGI). Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in Federated Kaufmann Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2005)

                                                   1 Year                  5 Years              10 Years
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund- Class A
Shares(1)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
   Return Before Taxes                             4.74%                    8.03%                10.76%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions(2)          3.84%                    7.24%                8.63%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions
   and Sale of Fund Shares(2)                      4.23%                    6.72%                8.47%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
RMGI(3)                                            12.10%                   1.38%                9.27%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
LMCGI(4)                                           9.79%                   (0.48)%               8.05%
-------------------------------------------------------------------------------------------------------------

1 The fund's Class A Shares total returns for such periods are those of the Kaufmann Fund's Class K Shares, but adjusted to reflect the sales charge or contingent sales charge (CDSC) and expenses applicable to that Class.
2     After-tax returns are calculated using a standard set of assumptions.
      The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the fund and shows the effect of taxes on fund distributions. Return After Taxes on Distributions and Sale of Fund
      Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions.
      These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
3     Russell Mid-Cap Growth Index measures the performance of those Russell
      Midcap companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.
4 Lipper Mid-Cap Growth Index is the composite performance of the 30 largest mid-cap growth mutual funds, as categorized by Lipper, Inc. The index is unmanaged, and unlike the fund, is not affected by cashflows.
      Investments cannot be made in an index.

WAYNE HUMMER GROWTH FUND

Performance/Risk Information

      The bar chart and table below provide an indication of the risk of investing in Wayne Hummer Growth Fund. The bar chart shows how Wayne Hummer Growth Fund's performance has varied among calendar years over a ten-year period. The table shows how Wayne Hummer Growth Fund's average annual returns for one, five, and ten calendar years, compare with those of two broad-based securities market indices over the same periods. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect at the time and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Wayne Hummer Growth Fund's shares are sold subject to a sales charge (load) for new accounts opened after August 1, 1999. The effect of the sales charge is not reflected in the bar chart below. If this sales charge was reflected, Wayne Hummer Growth Fund's returns would have been less than those shown. Of course, Wayne Hummer Growth Fund's past performance (before and after taxes) does not indicate how it will perform in the future.


Annual Total Returns

[GRAPHIC ILLUSTRATION-Wayne Hummer Growth Fund]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wayne Hummer Growth Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 10% up to 50%. The `x' axis represents calculation periods from 1996 through the calendar year ended 2005. The chart features ten distinct vertical bars, each shaded in blue, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Wayne Hummer Growth Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 2005. The percentages noted are 11.88%, 30.19%, 17.55%, 38.17%,
-3.73%,-6.78%, -17.63%, 29.92, 13.80% and -1.63%, respectively.

      During the period shown in the bar chart, Wayne Hummer Growth Fund's highest quarterly return was 31.45% (quarter ended December 31, 1999), and Wayne Hummer Growth Fund's lowest quarterly return was (14.35%) (quarter ended September 30, 2002).

Average Annual Total Returns for Years Ended December 31, 2005

                                            1 Year            5 Years          10 Years
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Wayne Hummer Growth Fund(1)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   Return Before Taxes                      (3.60)%            1.82%            9.56%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   Return After Taxes on Distributions      (4.43)%            1.40%            8.36%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   Return After Taxes on
Distributions                               (2.88)%            1.26%            7.83%
   and Sale of Fund Shares
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Russell Mid-Cap Index (reflects no
deduction for fees, expenses or taxes)      12.65%             8.45%            12.49%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deductions
for fees, expenses or taxes)                 4.91%             0.52%            9.04%
--------------------------------------------------------------------------------------------

1  The average annual total returns reflect a 2.00% sales charge.

Investment Advisers


      The Board of Trustees (the "Wayne Hummer Board") governs Wayne Hummer Growth Fund. Wayne Hummer Board selects and oversees the adviser, WHAMC, a wholly-owned subsidiary of Wintrust Financial Corporation ("Wintrust"), who manages Wayne Hummer Growth Fund's assets, including buying and selling portfolio securities. WHAMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The address of WHAMC is 300 South Wacker Drive, Chicago, Illinois 60606.


      In  addition  to  advising  Wayne  Hummer  Growth  Fund,   WHAMC  acts  as
investment adviser to various individual and other institutional accounts with aggregate assets of approximately $1 billion as of December 31, 2005.


      The Board of Trustees (the "Federated Board") governs Federated Kaufmann Fund. The Federated Board selects and oversees the adviser, Federated Equity Management Company of Pennsylvania ("FEMCOPA"), a subsidiary of Federated Investors Inc. ("Federated"). FEMCOPA manages Federated Kaufmann Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company ("FASC"), an affiliate of FEMCOPA, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to FEMCOPA. The fee for these services is paid by FEMCOPA and not by Federated Kaufmann Fund. The address of FEMCOPA and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


      FEMCOPA has delegated daily management of some Federated Kaufmann Fund assets to the sub-adviser, Federated Global Investment Management Corp. ("FGIMC"), who is paid by FEMCOPA and not by Federated Kaufmann Fund, based on the portion of securities that FGIMC manages. FGIMC's address is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943.


      FEMCOPA, FGIMC and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.


Portfolio Managers

Federated Kaufmann Fund


Lawrence Auriana

Lawrence Auriana has been Federated Kaufmann Fund's portfolio manager since February 1986. He is Vice President of Federated Equity Funds. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann
Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch

Hans P. Utsch has been Federated Kaufmann Fund's portfolio manager since February 1986. He is Vice President of Federated Equity Funds. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann
Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Jonathan Art

Jonathan Art was named a portfolio manager of Federated Kaufmann Fund in October 2003. Mr. Art was an investment analyst with Edgemont Asset Management Corp., adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1995 to 2001. He has been an investment analyst with the fund's current adviser since April 2001. Mr. Art earned a B.E.S. in mathematical sciences from The John Hopkins University and an M.S. in Management from the Massachusetts Institute of Technology.

Mark Bauknight

Mark Bauknight was named a portfolio manager of Federated Kaufmann Fund in October 2003. Mr. Bauknight was an investment analyst with Edgemont Asset Management Corp., adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1997 to 2001. He has been an investment analyst with the fund's current adviser since April 2001. Mr. Bauknight earned a B.A. in economics and a B.A. in political science from the University of North Carolina at Chapel Hill and an M.B.A. from the University of Oxford.


Wayne Hummer Growth Fund


Thomas J. Rowland

Thomas J. Rowland is the portfolio manager of Wayne Hummer Growth Fund. Mr. Rowland joined Wayne Hummer Asset Management Company in 1987. He has been the portfolio manager of Wayne Hummer Growth Fund since 1996, and was a co-portfolio manager of Wayne Hummer Growth Fund from 1987 to 1996. He serves as managing director/first vice president of the investment adviser and president of Wayne Hummer Investment Trust. Prior to joining Wayne Hummer, Mr. Rowland spent 14 years with CNA Financial Corporation as a portfolio manager, research analyst, and securities trader. In addition, he spent five years with the trust department at Harris Trust & Savings Bank. He received a BBA in finance from the University of Notre Dame and an MBA from Northwestern University. He is a CFA charterholder and is a Fellow of the Financial Analysts Federation and a member of the Association for Investment Management and Research and the Investment Analysts Society of Chicago.


Advisory and Other Fees

      The annual rates of investment advisory fee for Federated Kaufmann Fund and Wayne Hummer Growth Fund, as a percentage of Federated Kaufmann Fund's and Wayne Hummer Growth Fund's daily net assets, respectively, is as follows:


      FUNDS                       ADVISORY FEES

 Federated Kaufmann Fund                                           1.425%



 Wayne Hummer Growth Fund    For the first $100 million            0.800%
                             For the next $150 million             0.650%
                             For all assets over $250 million      0.500%

      As part of the investment advisory contract between Wayne Hummer Investment Trust and WHAMC, WHAMC has agreed to waive its advisory fee and to reimburse the operating expenses of Wayne Hummer Growth Fund as may be necessary to limit the annual ordinary operating expenses of Wayne Hummer Growth Fund to 1.50% of average daily net assets.


      The investment adviser to Federated Kaufmann Fund, FEMCOPA, may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the respective funds advised by FEMCOPA. These voluntary waivers or reimbursements may be terminated by FEMCOPA at any time in its discretion.

      Federated Administrative Services ("FAS"), an affiliate of FEMCOPA, serves as administrator to Federated Kaufmann Fund and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based upon the average aggregate daily net assets of all funds advised by FEMCOPA or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% to 0.075% for all funds advised by FEMCOPA or its affiliates. FAS' minimum annual administrative fee with respect to Federated Kaufmann Fund is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may choose to voluntarily waive a portion of its fee.

      Wayne Hummer Growth Fund's adviser provides administrative services as part of its duty as adviser.


      Federated Kaufmann Fund has entered into a Shareholder Services Agreement under which it may make payments up to 0.25% of the average daily NAV of its shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of FEMCOPA, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers.


      WHAMC has entered into an agreement with Wayne Hummer Investments L.L.C. whereby WHAMC has agreed to pay Wayne Hummer Investments L.L.C. for services rendered by Wayne Hummer Investments L.L.C. to Wayne Hummer Investment Trust's shareholders under the Shareholder Services Agreement, an amount allocated based on the budgeted amount of the unreimbursed overhead and labor expenses incurred by Wayne Hummer Investments L.L.C. in rendering such services.

      Federated Securities Corp. ("FSC"), an affiliate of FEMCOPA, is the principal distributor for shares of Federated Kaufmann Fund. Federated Kaufmann Fund (Class A Shares) has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which Federated Kaufmann Fund may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of Federated Kaufmann Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. FSC may voluntarily choose to waive a portion of its distribution fee. These voluntary waivers may be terminated by FSC at any time in its discretion.

FSC may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to Federated Kaufmann Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of Federated Kaufmann Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including FEMCOPA). These payments are not reflected in the fees and expenses listed in the fee table section of Federated Kaufmann Fund's prospectus and described above because they are not paid by Federated
Kaufmann Fund. These payments are negotiated by FSC and its affiliates and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by Federated Kaufmann Fund to the financial intermediary under a Rule 12b-1
Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of Federated Kaufmann Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting FSC preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from FSC or Federated Kaufmann
Fund and any services provided.

      Wayne Hummer Investments L.L.C. is the principal distributor for shares of Wayne Hummer Growth Fund.

      WHAMC, from time to time, may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial institutions who sell shares of Wayne Hummer Growth Fund. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of WHAMC, that have entered into agreements with Wayne Hummer Investments L.L.C., Wayne Hummer Growth Fund's distributor. Those cash payments are for administrative services and marketing support and are over and above the sales charge, which is disclosed in Wayne Hummer Growth Fund's prospectus. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of Wayne Hummer Growth Fund on a sales list, or other sales program.

      The total annual operating expenses, as a percentage of average net assets, for Class A Shares of Federated Kaufmann Fund were 1.93% of average daily net assets (after waivers) for the fiscal year ended October 31, 2005. Without such waivers, the expense ratio of Class A Shares of Federated Kaufmann Fund would have been 2.145% of average daily net assets. The total annual operating expenses, as a percentage of average net assets, for Wayne Hummer Growth Fund was 1.06% of average daily net assets for the fiscal year ended March 31, 2005.


Purchases, Redemptions and Exchange Procedures; Dividends and Distributions; Portfolio Holdings Information; Frequent Trading; Legal Proceedings

      The transfer agent and dividend disbursing agent for each of Federated Kaufmann Fund and Wayne Hummer Growth Fund is State Street Bank and Trust Company.


      Procedures for the purchase, redemption and exchange of Federated Kaufmann Fund's shares are similar to the procedures applicable to the purchase, redemption and exchange of Wayne Hummer Growth Fund shares. Reference is made to the prospectus of Federated Kaufmann Fund and the prospectus of Wayne Hummer Growth Fund for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of Federated Kaufmann Fund's and Wayne Hummer Growth Fund's shares, respectively, each of which is incorporated by reference thereto. Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to Federated Kaufmann Fund's shares and Wayne Hummer Growth Fund's shares.


 Purchases


      Federated Kaufmann Fund's Class A Shares are sold at NAV plus a maximum front-end sales charge of 5.50%. A contingent deferred sales charge ("CDSC") of 0.75% of the redemption amount applies to Federated Kaufmann Fund's Class A Shares redeemed up to 24 months after purchase under certain investment programs where (i) the amount of the purchase was $1 million or greater and thus not subject to a front-end sales charge; and (ii) a financial intermediary received an advance payment on the transaction. Class A Shares received by Wayne Hummer Growth Fund shareholders in the Reorganization will not be subject to this CDSC. Shareholders of Wayne Hummer Growth Fund will not be charged front-end sales charges in connection with the Reorganization. Additionally, the shareholders of Wayne Hummer Growth Fund at the time of the Reorganization will not be subject to the sales charge on the exchange of shares with Class A Shares of another Federated Fund or on additional purchases of shares of Federated Kaufmann Fund. Wayne Hummer Growth Fund's shares are sold at NAV plus a maximum front-end sales charge of 2.00%; however, this sales charge is eliminated in certain circumstances, such as for purchases of $1 million or more. A CDSC of 1.00% may be imposed on redemptions by accounts that invest with no initial sales charge if redemptions of Wayne Hummer Growth Fund shares are made within 18 months of purchase.


      The following is a list of the minimum investment amounts for Federated Kaufmann Fund and Wayne Hummer Growth Fund:





Fund
                                     Initial          Subsequent         Retirement         Retirement           Systematic
                                    Investment        Investment         Plan               Plan Subsequent      Investment
                                     Minimum           Minimum           Investment         Investment           Subsequent
                                                                                                                 Investment
                                                                                                                 Minimum

Federated Kaufmann Fund              $1,500             $100              $250               $100                  $50

Wayne Hummer Growth Fund             $1,000             $500              $500               $200                  $100

      Initial investment minimums of Federated Kaufmann Fund are not applicable for the purposes of the Reorganization. Purchases of shares of Federated Kaufmann may be made through a financial intermediary, directly from the Fund or through an exchange from another Federated mutual fund. Purchases through financial intermediaries may be subject to higher or lower minimum investment requirements.


      Purchases of Wayne Hummer Growth Fund may be made directly from Wayne Hummer Growth Fund or through a broker or dealer.


      Purchase orders for Federated Kaufmann Fund and Wayne Hummer Growth Fund are effected at the offering price next calculated after receipt of the order. The NAV per share for Federated Kaufmann Fund and Wayne Hummer Growth Fund is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on each day in which the NYSE is open for business for regular session trading.

      Federated Kaufmann Fund also provides the following purchase options: by a Systematic Investment Program established with the fund; through a depository institution that is an automated clearing house (ACH) member; and through a Retirement Account. Wayne Hummer Growth Fund also provides for purchases through a Systematic Investment Plan and Retirement Plan, along with through the fund's Payroll Direct Deposit Plan.

Redemptions

      Redemptions of Class A Shares of Federated Kaufmann Fund may be made through a financial intermediary if you purchased shares through a financial intermediary or directly from the fund if you purchased shares directly from the fund. Shares are redeemed at their NAV next determined after the redemption request is received in proper form on each day on which the fund computes its NAV less a CDSC of 0.75% of the redemption amount with respect to Class A Shares redeemed up to 24 months after purchase under certain investment programs where (i) the amount of the purchase was $1 million or greater and thus not subject to a front-end sales charge; and (ii) a financial intermediary received an advance payment on the transaction. Class A Shares received by Wayne Hummer Growth Fund shareholders in the Reorganization will not be subject to this CDSC, but the CDSC may apply on future purchases of Class A Shares depending upon the nature of the arrangement under which such shares are purchased. Proceeds normally are wired or mailed within one business day after receiving a request in proper form, although payment may be delayed up to seven days. Federated Kaufmann Fund offers the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member. Federated Kaufmann Fund also offers a Systematic Withdrawal/Exchange Program.


      Redemptions of shares of Wayne Hummer Growth Fund may be made either directly through Wayne Hummer Growth Fund or through your Wayne Hummer Financial Advisor. If your account is held by your dealer or financial adviser that is unaffiliated with Wayne Hummer Investments L.L.C., shares must be redeemed through that channel. Shares are redeemed at the NAV next determined after the redemption request is received in proper form on each day that the fund computes its NAV. Wayne Hummer Investments L.L.C. normally will mail your investment proceeds on the day they are credited to your brokerage account, or, if you make your request to transmit your investment proceeds by mail subsequent to your redemption request, your investment proceeds will be mailed on the next business day after receipt of your request to transmit your investment proceeds by mail. If you have established an account directly with the fund, your investment proceeds normally will be mailed on the next business day following the day the trade was effected. In either event, payment will be made within three business days after your redemption is effected or your request to transmit your investment proceeds is received.


Exchanges


      Class A Shares of Federated Kaufmann Fund may be exchanged at NAV for Class A Shares of other funds for which FEMCOPA (or its affiliates) serves as adviser and distributor. Class A Shares of Federated Kaufmann Fund may be exchanged through a financial intermediary if you purchased shares through a financial intermediary or directly from the fund, by telephone or mail, if you purchased shares directly from the fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes. Federated Kaufmann Fund also offers a Systematic Withdrawal/Exchange Program and an exchange of shares of the fund into shares of the same class of another Federated fund, as long as you meet the purchase requirements of that Federated fund.


      Wayne Hummer Growth Fund does not offer an exchange option.


Frequent Trading


      Federated Kaufmann Fund's Board and Wayne Hummer Growth Fund's Board have adopted policies and procedures regarding frequent trading.


      Federated Kaufmann Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the fund's shares. Frequent or short-term trading into and out of the fund can have adverse consequences for the fund and shareholders who use the fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the fund. Investors engaged in such trading may also seek to profit by anticipating changes in the fund's NAV in advance of the time as of which NAV is calculated.


      Wayne Hummer Growth Fund's Board has approved the following policy:
"Market timing" or "excessive trading" refers to a pattern of frequent purchases and sales of fund shares in an attempt to profit from short-term market movements. Market timing can create risk to shareholders because it may result in dilution of the value of fund shares held by shareholders, disrupt portfolio management and increase fund expenses. The fund is intended for long-term investment purposes. The fund's Board of Trustees has adopted policies and procedures intended to discourage market timing. The fund will use reasonable methods to detect and deter, to the extent practicable, frequent purchases and redemptions of shares of the fund through fair valuation of securities and monitoring of trades in fund shares. There can be no assurance that those methods will detect and prevent market timing or other trading that may be deemed abusive.


Dividends and Other Distributions


      With respect to Federated Kaufmann Fund, dividends are declared and paid annually. With respect to Wayne Hummer Growth Fund, dividends are normally declared in April, July, October and December, if any. With respect to Federated Kaufmann Fund and Wayne Hummer Growth Fund, capital gains distributions, if any, are paid at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV.


Legal Proceedings


      Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.


      Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.


      The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.





                         INFORMATION ABOUT THE REORGANIZATION


Description of the Plan of Reorganization

      The following summary is qualified in its entirety by reference to the form of the Plan found in Exhibit A. The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about March 24, 2006 or such other date(s) as the parties may agree to in writing (the "Closing Date"). The Plan provides that all of the assets of Wayne Hummer Growth Fund will be transferred to Federated Kaufmann Fund at 4:00 p.m. Eastern time on the Closing Date of the Reorganization. In exchange for the transfer of these assets, Federated Kaufmann Fund will simultaneously issue a number of full and fractional Class A Shares to Wayne Hummer Growth Fund equal in value to the aggregate NAV of Wayne Hummer Growth Fund calculated at the time of the Reorganization.


      Following the transfer of assets in exchange for Federated Kaufmann Fund's Class A Shares, Wayne Hummer Growth Fund will distribute all the Class A Shares pro rata to its shareholders of record in complete liquidation of Wayne Hummer Growth Fund. Shareholders of Wayne Hummer Growth Fund owning shares at the time of the Reorganization will receive a number of Federated Kaufmann Fund's Class A Shares with the same aggregate value as the shareholder had in shares of Wayne Hummer Growth Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of Wayne Hummer Growth Fund's shareholder on the share records of Federated Kaufmann Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional Class A Shares due to the shareholder of Wayne Hummer Growth Fund. Wayne Hummer Growth Fund will then be terminated. Federated Kaufmann Fund does not issue share certificates to shareholders. Federated Kaufmann Fund's Class A Shares to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by Wayne Hummer Growth Fund's shareholders.


      The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization with respect to Wayne Hummer Growth Fund and Federated Kaufmann Fund is conditioned upon, among other things: (i) approval of the Reorganization by Wayne Hummer Growth Fund's shareholders; and (ii) the receipt by Wayne Hummer Growth Fund and Federated Kaufmann Fund of a tax opinion to the effect that the Reorganization will be tax-free to Wayne Hummer Growth Fund and its shareholders, and the Federated Kaufmann Fund. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true, or the Board of Trustees of Wayne Hummer Investment Trust and Federated Equity Funds, as the case may be, determines that the Reorganization is not in the best interest of the shareholders of Wayne Hummer Growth Fund or the Federated Kaufmann Fund, respectively.


      Costs of Reorganization. The expenses of the Reorganization will be paid by FEMCOPA and/or WHAMC. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees;
(e) legal fees incurred by each fund; (f) solicitation costs; and (g) expenses of special meetings of Wayne Hummer Investment Trust's Board of Trustees and meeting of shareholders of Wayne Hummer Growth Fund; and (h) other related administrative or operational costs. Any registration or licensing fee will be borne by Federated Kaufmann Fund incurring such fee. Any brokerage charges associated with the disposition by Federated Kaufmann Fund, after the Reorganization, of securities acquired by it from Wayne Hummer Growth Fund, will be borne by Federated Kaufmann Fund.


Description of Federated Kaufmann Fund's Class A Shares and Capitalization

      Federated Kaufmann Fund's Class A Shares to be issued to shareholders of Wayne Hummer Growth Fund under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the prospectus of Federated Kaufmann Fund provided herewith for additional information about its Class A Shares.

      The following table shows on an unaudited basis the capitalization of each of Wayne Hummer Growth Fund and Federated Kaufmann Fund as of December 31, 2005, and on a pro forma basis, giving effect to the acquisition of the assets of Wayne Hummer Growth Fund by the Federated Kaufmann Fund at net asset value as of that date:

-------------------------------------------------------------------------------------------------------------------------
                                                  Federated Kaufmann                           Federated Kaufmann Fund
                          Wayne Hummer Growth    Fund- Class A Shares                              Class A Shares-
                                 Fund                                        Adjustment          Pro Forma Combined
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net Assets                   $161,568,131           $2,365,778,941                                 $2,527,347,072
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per
Share                           $39.50                   $5.60                                          $5.60
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Shares Outstanding             4,090,295              422,825,535            24,761,157              451,676,987
-------------------------------------------------------------------------------------------------------------------------


Federal Income Tax Consequences

      As a condition to the Reorganization, Federated Kaufmann Fund and Wayne Hummer Growth Fund will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a "reorganization" under section 368(a)(1) of the Code, and Federated Kaufmann Fund and Wayne Hummer Growth Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by Federated Kaufmann Fund upon its receipt of Wayne Hummer Growth Fund's assets solely in exchange for Class A Shares of Federated Kaufmann Fund;

o no gain or loss will be recognized by Wayne Hummer Growth Fund upon transfer of its assets to Federated Kaufmann Fund solely in exchange for Class A Shares of Federated Kaufmann Fund or upon the distribution of Class A Shares of Federated Kaufmann Fund to Wayne Hummer Growth Fund's shareholders in exchange for their Wayne Hummer Growth Fund shares;

o no gain or loss will be recognized by shareholders of Wayne Hummer Growth Fund upon exchange of their Wayne Hummer Growth Fund shares for the Class A Shares of Federated Kaufmann Fund;

o the tax basis of the assets of Wayne Hummer Growth Fund acquired by Federated Kaufmann Fund will be the same as the tax basis of such assets to Wayne Hummer Growth Fund immediately prior to the Reorganization;

o     the aggregate tax basis of the Class A Shares of Federated Kaufmann
      Fund received by each shareholder of Wayne Hummer Growth Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Wayne Hummer Growth Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of Wayne Hummer Growth Fund's assets in the hands of Federated Kaufmann Fund will include the period during which those assets were held by Wayne Hummer Growth Fund; and

o the holding period of the Class A Shares of Federated Kaufmann Fund received by each shareholder of Wayne Hummer Growth Fund pursuant to the Plan will include the period during which the shares of Wayne Hummer Growth Fund exchanged therefor were held by such shareholder, provided the shares of Wayne Hummer Growth Fund were held as capital assets on the date of the Reorganization.


      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on Federated Kaufmann Fund, Wayne Hummer Growth Fund or Wayne Hummer Growth Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


      Shareholders of Wayne Hummer Growth Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.


      Before the Reorganization, Wayne Hummer Growth Fund expects to distribute ordinary income and realized capital gains, if any, to shareholders.

      The following funds had unutilized capital loss carryovers as of the end of each fund's fiscal year end. The final amount of unutilized capital loss carryovers for each fund is subject to change and will not be determined until the time of the Reorganization.



Fund (Fiscal Year End)        Unutilized Capital Loss     Fund (Fiscal Year End)        Unutilized Capital Loss
                              Carryovers                                                       Carryovers

Federated Kaufmann Fund                $0                Wayne Hummer Growth Fund                  $0
(October 31, 2005)                                            (March 31, 2005)




The same funds had the following tax basis appreciation or (depreciation) as of each fund's fiscal year end.


   Fund (Fiscal Year End)       Tax Basis Appreciation or      Fund (Fiscal Year End)       Tax Basis Appreciation or
                                      (Depreciation)                                              (Depreciation)
   Federated Kaufmann Fund            $1,917,604,381          Wayne Hummer Growth Fund             $91,026,978
      (October 31, 2005)          (24.42% of net assets)          (March 31, 2005)            (52.4% of net assets)




      The Reorganization will not require Wayne Hummer Growth Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of Federated Kaufmann Fund, nor will the Reorganization require Federated Kaufmann Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the prospectus limitations of Federated Kaufmann Fund.

Agreement Between Wayne Hummer Asset Management Company, Wintrust Financial Corporation and Federated Investors, Inc.

      WHAMC, Wintrust and Federated have entered into a definitive agreement (the "Agreement") regarding the sale by WHAMC to Federated of certain assets relating to WHAMC's business of providing investment advisory and investment management services to Wayne Hummer Growth Fund and WHAMC's cooperation in the reorganization of Wayne Hummer Growth Fund and related matters. Pursuant to the Agreement, WHAMC will receive from Federated a lump sum payment in the amount of approximately $2,746,658.23. Such amount could vary depending upon the amount of assets in Wayne Hummer Growth Fund on the closing date of the Reorganization. Consummation of the agreement is conditioned upon, among other things, shareholders of Wayne Hummer Growth Fund approving the Reorganization.

      The Declaration of Trust of Wayne Hummer Investment Trust provides, with certain exceptions, that every trustee of the trust shall be indemnified by the trust to the fullest extent permitted by law against liabilities and expenses reasonably incurred in connection with any claim or proceeding in which he becomes involved by virtue of having been a trustee. The trust also maintains directors and officers/errors and omissions liability insurance coverage for the protection of its trustees and officers. In connection with the Reorganization, Wintrust has agreed at its expense to maintain for five years the same or comparable liability insurance coverage for the trustees who are not affiliated with WHAMC or Wintrust and to indemnify those trustees to the same extent that they currently are entitled to be indemnified by the trust.

      Also in connection with the Reorganization, it is expected that WHAMC or one of WHAMC's subsidiaries will enter into an agreement with subsidiaries of Federated pursuant to which WHAMC or one of its subsidiaries would be entitled to receive servicing and/or account administration fees on shareholder accounts in certain Federated mutual funds for which WHAMC or one of its subsidiaries provides services. Such servicing and/or account administration fees may not be paid on shareholder accounts relating to certain 401k plans or other fiduciary assets. For more information with respect to applicable arrangements for the payment of servicing and/or account administration fees, see "Comparative Fee Tables" and "Advisory and Other Fees" herein.

      Section 15(f) of the 1940 Act provides that an investment adviser of a registered mutual fund (or its affiliates) may receive any amount or benefit in connection with a sale of securities of, or any other interest in, the adviser that results in an assignment of an advisory contract with such registered mutual fund if two conditions are satisfied: first, for a period of three years after the time of such assignment, at least 75% of the board of trustees of the successor to such registered mutual fund may not be "interested persons" of the new adviser; second, no "unfair burden" be imposed on the registered mutual fund as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto.

      In connection with the first condition of Section 15(f), Federated Kaufmann Fund currently meets this condition and expects to be able to continue meeting this condition in the future. With respect to the second condition of Section 15(f), an "unfair burden" on a registered mutual fund is defined in Section 15(f)(2)(B) of the 1940 Act to include any arrangement, during the two-year period after the date on which any such transaction occurs whereby the investment adviser, or predecessor or successor investment advisers, or any interested person of any such adviser, receives or is entitled to receive any compensation directly or indirectly of two types: first, compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such registered mutual fund, other than bona fide ordinary compensation as principal underwriter for such registered mutual fund; or second, compensation from such registered mutual fund or its security holders for other than bona fide investment advisory or other services. With respect to these conditions, the adviser to Wayne Hummer Growth Fund has obtained an agreement that, for the minimum time periods specified in Section 15(f) of the 1940 Act in respect of transactions that are a subject of Section 15(f) of the 1940 Act, Federated, subject to compliance with its fiduciary duties, shall use commercially reasonable efforts to, and shall use commercially reasonable efforts to cause the trustees of Federated Kaufmann Fund to, take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least seventy-five (75%) of the trustees of Federated Kaufmann Fund shall not be "interested persons" (as that term is defined in the 1940
Act) of Federated Kaufmann Fund's investment adviser or the investment adviser of Wayne Hummer Growth Fund, or any "interested person" (as that term is defined in the 1940 Act) thereof; (ii) no "unfair burden" (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed as a result of the contemplated transaction, and (iii) each vacancy among the trustees of Federated Kaufmann Fund which must be filled by a person who is an interested person neither of Federated Kaufmann Fund's investment adviser nor of the investment adviser of Wayne Hummer Growth Fund so as to comply with
Section 15(f) of the 1940 Act, if such Section were applicable to the contemplated transactions, shall be filled by a person who (a) is not an interested person of Federated Kaufmann Fund's investment adviser or of the investment adviser of Wayne Hummer Growth Fund and (b) has been selected and proposed for election by a majority of the trustees of Federated Kaufmann Fund who are not such interested persons. Federated may elect, in lieu of the agreements described in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of
Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the investment adviser of Wayne Hummer Growth Fund.


Reasons for the Reorganization

      WHAMC informed the Trustees of Wayne Hummer Investment Trust that it had decided to exit the mutual fund administration business and that it did not believe that Wayne Hummer Growth Fund offered a commercially attractive long-term business opportunity for WHAMC. Accordingly, over the past several months WHAMC has actively sought to identify another suitable fund into which Wayne Hummer Growth Fund could be merged in order to allow shareholders of Wayne Hummer Growth Fund to continue their original investment objectives through a tax-free combination with the other fund. After extensive discussions between representatives of WHAMC and Federated, WHAMC recommended to the Trustees of Wayne Hummer Investment Trust that they consider and approve the Reorganization as being in the best interest of shareholders.

      The Board of Trustees of Wayne Hummer Investment Trust met on October 3, 2005 with representatives of Wintrust, the corporate parent of WHAMC, and Federated, and then met again on January 19 and 20, 2006 to receive, review and consider information concerning Wayne Hummer Growth Fund, Federated Kaufmann Fund and the terms of the proposed Reorganization. After consultation with independent legal counsel, the Board, including the Trustees who are not "interested persons" (within the meaning of the 1940
Act), unanimously approved the Plan and recommended to the shareholders of Wayne Hummer Growth Fund that they approve the Plan. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of Wayne Hummer Growth Fund and its shareholders. In approving the Plan, the Board considered a number of factors, including the following:

-     the terms and conditions of the Plan;

- the compatibility of the funds' respective investment objectives, limitations, and policies;

-     the risks associated with the investments of the funds;

- the long term performance histories of Wayne Hummer Growth Fund and Federated Kaufmann Fund;

- historic expense ratios of Wayne Hummer Growth Fund and Federated Kaufmann Fund on a comparative basis and projected pro forma estimated expense ratios for Federated Kaufmann Fund;

-     the relative assets sizes of the funds;

- the fact that the Reorganization is expected to be free from federal taxes;

- the agreement by FEMCOPA and/or WHAMC, or their respective affiliates, to bear the expenses of the Reorganization incurred by Wayne Hummer Growth Fund; and

-     the fact that WHAMC and Federated have entered into the Fund Purchase
      Agreement.

      The Trustees noted that the management fees and total expenses paid by Federated Kaufmann Fund, as a percentage of average net assets, are higher than those paid by Wayne Hummer Growth Fund. However, they also noted that the total returns of Federated Kaufmann Fund and its predecessor for each of the one, three, five and ten year periods ended December 31, 2005 were greater than those of Wayne Hummer Growth Fund for the same periods. In addition, in view of (1) the decision of WHAMC to exit the mutual fund administration business and seek to reorganize the Fund into another fund,
(2) the relatively small size of Wayne Hummer Growth Fund and its performance record in recent periods and (3) the fact that most of the shareholders of Wayne Hummer Growth Fund are brokerage customers of Wayne Hummer Investments, the Trustees concluded that it was not practical to seek to find another investment manager or reorganization partner for Wayne Hummer Growth Fund and that the Reorganization was preferable to a direct liquidation of Wayne Hummer Growth Fund because of the likely adverse income tax impact of such a liquidation on many of the shareholders.


      The Board of Trustees of Federated Kaufmann Fund have reviewed and considered the terms of the proposed Reorganization. The Board of Trustees, including the Trustees who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plan.





           BASED ON THIS INFORMATION, THE BOARD OF WAYNE HUMMER GROWTH FUND RECOMMENDS THAT THE SHAREHOLDERS OF WAYNE HUMMER GROWTH FUND APPROVE THE
                                REORGANIZATION.





Comparative Information on Shareholder Rights and Obligations

      GENERAL. Federated Kaufmann Fund and Wayne Hummer Growth Fund are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares. Federated Kaufmann Fund and Wayne Hummer Growth Fund are a series of separate business trusts pursuant to Declarations of Trust under the laws of the Commonwealth of Massachusetts. Federated Kaufmann Fund and Wayne Hummer Growth Fund are governed by their respective Declaration of Trust, Bylaws and Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of Federated Kaufmann Fund and shareholders of Wayne Hummer Growth Fund are set forth in the respective Declarations of Trust and Bylaws. Set forth below is a brief summary of the significant rights of shareholders of Federated Kaufmann Fund and of shareholders of Wayne Hummer Growth Fund.


      SHARES OF FEDERATED KAUFMANN FUND AND WAYNE HUMMER GROWTH FUND. Federated Kaufmann Fund is authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.001 per share. The Board of Federated Equity Funds has established four classes of shares of Federated Kaufmann Fund, known as Class A Shares, Class B Shares, Class C Shares and Class K Shares. The Board of Wayne Hummer Investment Trust has established shares of Wayne Hummer Growth Fund. Wayne Hummer Growth Fund is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. Issued and outstanding shares of both Federated Kaufmann Fund and Wayne Hummer Growth Fund are fully paid and non-assessable, and freely transferable.


      VOTING RIGHTS. Neither Federated Kaufmann Fund nor Wayne Hummer Growth Fund is required to hold annual meetings of shareholders, except as required under the 1940 Act or by state law. Shareholder approval is generally necessary only for certain changes in operations or the election of trustees under certain circumstances. Federated Equity Funds and Wayne Hummer Investment Trust provide that a meeting of shareholders may be called for any permissible purpose upon the written request of the holders of at least 10% of Federated Kaufmann Fund and at least 25% of Wayne Hummer Growth Fund of the outstanding shares of the series or class of Federated Equity Funds or Wayne Hummer Investment Trust, as the case may be, entitled to vote. Each share of Federated Kaufmann Fund and Wayne Hummer Growth Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote, and each fractional share shall be entitled to a proportionate fractional vote. All shares of each portfolio or class in Federated Kaufmann Fund and Wayne Hummer Growth Fund have equal voting rights with other portfolios or classes within the business trust of which they are a series, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

      TRUSTEES. The Declaration of Trust for Federated Equity Funds provides that the term of office of each Trustee shall be for the lifetime of Federated Equity Funds or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. The Declaration of Trust for Wayne Hummer Investment Trust provides that each Trustee shall hold office until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed. A Trustee of Federated Equity Funds may be removed by: (i) written instrument signed by at least two-thirds of the Trustees,
(ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated, or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A Trustee of Wayne Hummer Investment Trust may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal. A Trustee of Wayne Hummer Investment Trust may be removed with or without cause (i) by the vote of shareholders entitled to vote more than 66 2/3% of the votes entitled to be cast on the matter voting together without regard to series at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the vote at least 66 2/3% of the votes entitled to be cast on the matter voting together without regard to series at any meeting called for such purpose. A vacancy on the Board of Federated Equity Funds may be filled by the Trustees remaining in office. A meeting of shareholders of Federated Equity Funds will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders. A vacancy on the Board of Wayne Hummer Investment Trust may be filled by either a majority of the remaining Trustees, even if less than a quorum, through the appointment in writing of such other person as such remaining Trustees in their discretion shall determine or, whenever deemed appropriate by the remaining Trustees, by election by the shareholders, at a meeting called for such purpose, of a person to fill such vacancy.

      LIABILITY OF TRUSTEES AND OFFICERS. Under the Declarations of Trusts of Federated Equity Funds and Wayne Hummer Investment Trust, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for Federated Equity Funds further provide that Trustees and officers will be indemnified by Federated Equity Funds, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.


      SHAREHOLDER LIABILITY. Each of Federated Kaufmann Fund and of Wayne Hummer Growth Fund is organized as a portfolio of a Massachusetts business trust. Under certain circumstances, shareholders of Federated Kaufmann Fund may be held personally liable as partners under Massachusetts law for obligations of Federated Kaufmann Fund. To protect its shareholders, Federated Kaufmann Fund has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of Federated Kaufmann Fund. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that Federated Kaufmann Fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for Federated Kaufmann Fund's obligations, Federated Kaufmann Fund is required to use its property to protect or compensate the shareholder. On request, Federated Kaufmann Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation on Federated Kaufmann Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if Federated Kaufmann Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of Federated Kaufmann Fund.


      In case any shareholder or former shareholder of Wayne Hummer Growth Fund shall be held to be personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled, out of the assets of Wayne Hummer Investment Trust, to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of Wayne Hummer Investment Trust arising hereunder to reimburse any shareholder for taxes paid by reason of such shareholder's ownership of shares or for losses suffered by reason of any changes in value of any Wayne Hummer Investment Trust assets.


      TERMINATION. In the event of the termination of Federated Equity Funds or any portfolio or class of the Federated Equity Funds or of the termination of Wayne Hummer Investment Trust or any portfolio or class of Wayne Hummer Investment Trust, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.





                      INFORMATION ABOUT FEDERATED KAUFMANN FUND
                          AND WAYNE HUMMER GROWTH FUND


Federated Kaufmann Fund

      Federated Equity Funds on behalf of Federated Kaufmann Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by Federated Equity Funds on behalf of Federated Kaufmann Fund can be obtained by calling or writing the fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by Federated Equity Funds on behalf of Federated Kaufmann Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to Federated Kaufmann Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.


Wayne Hummer Growth Fund

      Wayne Hummer Investment Trust on behalf of Wayne Hummer Growth Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by Wayne Hummer Investment Trust on behalf of Wayne Hummer Growth Fund can be obtained by calling or writing Wayne Hummer Investment Trust and can also be inspected and copied by the public at the public reference facilities maintained by the SEC at the addresses listed in the previous section, or obtained electronically from the SEC's website (www.sec.gov).




              ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

      Proxies are being solicited by the Board of Wayne Hummer Growth Fund. The proxies will be voted at the special meeting of shareholders of Wayne Hummer Growth Fund to be held on March 24, 2006 (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FEMCOPA and/or WHAMC. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of FEMCOPA and/or WHAMC, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders of Wayne Hummer Growth Fund may vote their shares via telephone, mail, internet, or in person. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FEMCOPA and/or WHAMC may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.


      The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about March 2, 2006, to shareholders of record at the close of business on February 14, 2006 (the "Record Date").

      The annual report of Federated Kaufmann Fund, which includes audited financial statements for the fiscal year ended October 31, 2005; and the annual report of Wayne Hummer Growth Fund, which includes audited financial statements for the fiscal year ended March 31, 2005, were previously mailed to shareholders. Federated Kaufmann Fund or Wayne Hummer Growth Fund, as the case may be, will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports for Federated Kaufmann Fund and Wayne Hummer Growth Fund. Requests for annual reports for Federated Kaufmann Fund and Wayne Hummer Growth Fund may be made by writing to Federated Kaufmann Fund's or Wayne Hummer Growth Fund's principal executive offices or by calling Federated Kaufmann Fund or Wayne Hummer Growth Fund. The principal executive office of Federated Kaufmann Fund is located at 5800 Corporate Drive, Pittsburgh, PA 15237-7000. The principal executive office of Wayne Hummer Growth Fund is 300 South Wacker Drive, Chicago, IL 60606. Federated Kaufmann Fund's toll-free telephone number is 1-800-341-7400, and Wayne Hummer Growth Fund's toll-free telephone number is 1-800-621-4477.

Proxies, Quorum and Voting at the Special Meeting


      Only shareholders of record at the close of business on the Record Date will be entitled to vote at the Special Meeting. Each share of Wayne Hummer Growth Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. On the Record Date, Wayne Hummer Growth Fund had ________ outstanding shares. The votes of shareholders of Federated Kaufmann Fund are not being solicited since their approval is not required in order to effect the Reorganization.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of Wayne Hummer Growth Fund. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

      Shareholders of Wayne Hummer Growth Fund will vote on the approval of the Plan. In order to hold the Special Meeting with respect to Wayne Hummer Growth Fund, a "quorum" of shareholders of the fund must be present. Holders of greater than thirty percent (30%) of the total number of shares of Wayne Hummer Growth Fund entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal relating to Wayne Hummer Growth Fund. Shareholder approval with respect to Wayne Hummer Growth Fund requires the affirmative vote of more than fifty percent (50%) of the shares of Wayne Hummer Growth Fund entitled to vote.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned.
The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

      Shareholders of Wayne Hummer Growth Fund will also vote on an approval of an amendment to Article IX, Section 1 of Wayne Hummer Investment Trust's Declaration of Trust. Article IX, Section 4, provides that the Declaration of Trust may be amended by the Board of Trustees when authorized to do so by a vote of shareholders holding more than fifty percent (50%) of the shares entitled to vote.




Share Ownership of the Funds

      Officers and Trustees of Wayne Hummer Investment Trust own less than 1% of Wayne Hummer Growth Fund's outstanding shares.

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of Wayne Hummer Growth Fund:





      Officers and Trustees of Federated Equity Funds own less than 1% of Federated Kaufmann Fund's outstanding shares.

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of Federated Kaufmann Fund:




      Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.




         OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      Wayne Hummer Investment Trust is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Wayne Hummer Investment Trust, Attention: The Secretary, 300 South Wacker Drive, Chicago, IL 60606, so that they are received within a reasonable time before any such meeting.



      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of Wayne Hummer Investment Trust.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
 AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN
                              THE UNITED STATES.


                                                 By Order of the Board of
                                                 Trustees,

                                                 /s/

                                                 [NAME]

                                                 [TITLE]
__________, 2006



                                                                       Annex A
                            SUMMARY OF INVESTMENT LIMITATIONS


The following chart contains a summary of the fundamental and non-fundamental investment limitations of Federated Kaufmann Fund and Wayne Hummer Growth
Fund. A policy that is fundamental may not be changed without shareholder approval.





                            INVESTMENT LIMITATIONS


----------------------------------------------------------------------------------------------

FEDERATED KAUFMANN FUND                               WAYNE HUMMER GROWTH FUND
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Diversification (fundamental)                         Diversification (fundamental)
With respect to securities comprising                 The fund may not invest in the
75% of the value of its total assets,                 securities of an issuer, if
the fund will not purchase securities                 immediately after and as a result of
of any one issuer (other than cash;                   such investment, the fund owns more
cash items; securities issued or                      than 10% of the outstanding
guaranteed by the government of the                   securities, or more than 10% of the
United States or its agencies or                      outstanding voting securities, of such
instrumentalities and repurchase                      issuer. The fund may not invest in the
agreements collateralized by such U.S.                securities of any one issuer (other
government securities; and securities                 than the United States, its agencies
of other investment companies) if, as a               or instrumentalities), if immediately
result, more than 5% of the value of                  after and as a result of such
its total assets would be invested in                 investment, as to 75% of the fund's
the securities of that issuer, or the                 total assets, more than 5% of the
fund would own more than 10% of the                   fund's total assets would be invested
outstanding voting securities of that                 in the securities of such issuer.
issuer.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Borrowing Money and Issuing Senior                    Borrowing Money and Issuing Senior
Securities (fundamental)                              Securities (fundamental)
The fund may borrow money, directly or
indirectly, and issue senior securities               The fund will not issue senior
to the maximum extent permitted under                 securities except that the fund may
the Investment Company Act of 1940                    borrow money directly or through
(1940 Act), any rule or order                         reverse repurchase agreements in
thereunder, or any SEC staff                          amounts up to one-third of the value
interpretation thereof.                               of its total assets, including the
                                                      amount borrowed. The fund will not
                                                      borrow money or engage in reverse
                                                      repurchase agreements for investment
                                                      leverage, but rather as a temporary,
                                                      extraordinary, or emergency measure or
                                                      to facilitate management of the
                                                      portfolio by enabling the fund to meet
                                                      redemption requests when the
                                                      liquidation of portfolio securities is
                                                      deemed to be inconvenient or
                                                      disadvantageous. The fund will not
                                                      purchase any securities while any
                                                      borrowings in excess of 5% of its
                                                      total assets are outstanding.

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Investing in Real Estate (fundamental)                Investing in Real Estate and
The fund may not purchase or sell real                Commodities (fundamental)
estate, provided that this restriction                The fund may not purchase or sell real
does not prevent the fund from                        estate, commodities or commodity
investing in issuers which invest,                    contracts.
deal, or otherwise engage in
transactions in real estate or
interests therein, or investing in
securities that are secured by real
estate or interests therein. The fund
may exercise its rights under
agreements relating to such securities,
including the right to enforce security
interests and to hold real estate
acquired by reason of such enforcement
until that real estate can be
liquidated in an orderly manner.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Commodities (fundamental)                             Investing in Real Estate and
The fund may not purchase or sell                     Commodities (fundamental)
physical commodities, provided that the               The fund may not purchase or sell real
fund may purchase securities of                       estate, commodities or commodity
companies that deal in commodities. For               contracts.
purposes of this restriction,
investments in transactions involving
futures contracts and options, forward
currency contracts, swap transactions
and other financial contracts that
settle by payment of cash are not
deemed to be investments in commodities.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Underwriting (fundamental)                            Underwriting (fundamental)
The fund may not underwrite the                       The fund may not underwrite securities
securities of other issuers, except                   of other issuers except insofar as the
that the fund may engage in                           fund technically may be deemed an
transactions involving the acquisition,               underwriter under the Securities Act
disposition or resale of its portfolio                of 1933, as amended, in selling
securities, under circumstances where                 portfolio securities.
it may be considered to be an
underwriter under the Securities Act of
1933.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Lending (fundamental)                                 Lending (fundamental)
The fund may not make loans, provided                 The fund may not make loans to other
that this restriction does not prevent                persons; provided that the fund may
the fund from purchasing debt                         use repurchase agreements, and
obligations, entering into repurchase                 provided further that the acquisition
agreements, lending its assets to                     of bonds, debentures, or other
broker/dealers or institutional                       corporate debt securities and
investors and investing in loans,                     investment in government obligations,
including assignments and participation               short-term commercial paper,
interests.                                            certificates of deposit, bankers'
                                                      acceptances, variable rate notes or
                                                      other money market instruments that
                                                      are a portion of an issue to the
                                                      public shall not be deemed to be the
                                                      making of a loan and provided further
                                                      that the fund may not lend any of its
                                                      assets, except portfolio securities.
                                                      This shall not prevent the fund from
                                                      purchasing or holding U.S. Government
                                                      Obligations, money market instruments,
                                                      variable rate demand notes, bonds,
                                                      debentures, notes, certificates of
                                                      indebtedness, or other debt
                                                      securities, entering into repurchase
                                                      agreements, or engaging in other
                                                      transactions where permitted by the
                                                      fund's investment objective, policies,
                                                      and limitations or the Trust's
                                                      Declaration of Trust.

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Concentration (fundamental)                           Concentration of Investments
The fund will not make investments that               (fundamental)
will result in the concentration of its               The fund may not concentrate its
investments in the securities of                      investments in any particular
issuers primarily engaged in the same                 industry; provided that if it is
industry. For purposes of this                        deemed appropriate for the attainment
restriction, the term concentration has               of the fund's investment objectives,
the meaning set forth in the Investment               up to 25% of its total assets may be
Company Act of 1940, as amended, any                  invested in any one industry.
rule or order thereunder, or any SEC
staff interpretation thereof.
Government securities and municipal
securities will not be deemed to
constitute an industry.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Illiquid Securities (non-fundamental)                 Illiquid Securities (non-fundamental)
The fund will not purchase securities                 The fund may not invest more than 15%
for which there is no readily available               of its net assets in securities in
market, or enter into repurchase                      illiquid securities, including
agreements or purchase time deposits                  repurchase agreements maturing in more
that the fund cannot dispose of within                 than seven days
seven days, if immediately after and as
a result, the value of such securities
would exceed, in the aggregate, 15% of
the fund's net assets.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Purchases on Margin (non-fundamental)                 Purchases on Margin (fundamental)
The fund will not purchase securities                 The fund may not purchase any
on margin, provided that the fund may                 securities on margin, except that the
obtain short-term credits necessary for               fund may obtain such short-term credit
the clearance of purchases and sales of               as may be necessary for the clearance
securities, and further provided that                 of purchases and sales of portfolio
the fund may make margin deposits in                  securities.
connection with its use of financial
options and futures, forward and spot
currency contracts, swap transactions
and other financial contracts or
derivative instruments.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      Investing in Securities of Other
Investing in Securities of Other                      Investment Companies
Investment Companies (non-fundamental)                The fund has no corresponding
The fund may invest its assets in                     limitation.
securities of other investment
companies as an efficient means of
carrying out its investment policies.
It should be noted that investment
companies incur certain expenses, such
as management fees, and, therefore, any
investment by the fund in shares of
other investment companies may be
subject to such duplicate expenses. At
the present time, the fund expects that
its investment in other investment
companies my include shares of money
market funds, including funds
affiliated with the fund's adviser. The
fund may invest in the securities of
affiliated money market funds as an
efficient means of managing the fund's
uninvested cash.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Selling Short                                         Selling Short (fundamental)
The fund has no corresponding                         The fund may not make short sales of
limitation.                                           securities or maintain a short
                                                      position.

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Pledging Assets (non-fundamental)                     Pledging Assets (fundamental)
The fund will not mortgage, pledge, or                The fund may not mortgage, pledge,
hypothecate any of its assets, provided               hypothecate or in any manner transfer
that this shall not apply to the                      (except that the fund may not lend any
transfer of securities in connection                  of its assets, except portfolio
with any permissible borrowing or to                  securities. This shall not prevent the
collateral arrangements in connection                 fund from purchasing or holding U.S.
with permissible activities.                          Government Obligations, money market
                                                      instruments, variable rate demand
                                                      notes, bonds, debentures, notes,
                                                      certificates of indebtedness, or other
                                                      debt securities, entering into
                                                      repurchase agreements, or engaging in
                                                      other transactions where permitted by
                                                      the fund's investment objective,
                                                      policies, and limitations or the
                                                      Trust's Declaration of Trust), as
                                                      security for indebtedness, any
                                                      securities owned or held by the fund
                                                      except as may be necessary in
                                                      connection with borrowings permitted
                                                      under the investment policies of the
                                                      fund.

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Investing for Control                                 Investing for Control (fundamental)
                                                      The fund may not make investments for
The fund has no corresponding                         the purpose of exercising control or
limitation.                                           management.

----------------------------------------------------------------------------------------------


                                                                     Exhibit A
                         AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FEDERATED EQUITY FUNDS, WITH RESPECT TO FEDERATED KAUFMANN FUND AND WAYNE HUMMER INVESTMENT TRUST,
                   WITH RESPECT TO WAYNE HUMMER GROWTH FUND


THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of _______________, 2005, by and between Federated Equity Funds, a Massachusetts Business Trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237 (the "Federated Trust"), with respect to its Federated Kaufmann Fund (the "Acquiring Fund"), a series of Federated Equity Funds, and Wayne Hummer Investment Trust, a Massachusetts Business Trust, with its principal place of business at 300 South Wacker Drive, Chicago, Illinois 60606 (the "Wayne Hummer Trust"), with respect to its Wayne Hummer Growth Fund, a series of the Wayne Hummer Trust ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

      This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of the Acquiring Fund Shares to the holders of Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Federated Trust and the Wayne Hummer Trust, respectively, and the
Federated   Trust  and  the  Wayne  Hummer  Trust  are  open-end,   registered
management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of beneficial interests;

      WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

      WHEREAS, the Trustees of the Wayne Hummer Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:



                                  ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                     AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing (a) the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder computed in the manner and as of the time and date as set forth in paragraph 2.1 by (b) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. The Acquired Fund will receive Class A Shares of the Acquiring Fund without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the Closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

   The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of the Acquired Fund's portfolio investments as of the date of such statements.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the consummation of the transactions contemplated herein (the "Closing"), becoming effective.

1.4 LIQUIDATION AND DISTRIBUTION. As soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due to such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount described in paragraph 1.1, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8 TERMINATION. The Acquired Fund and the Wayne Hummer Trust shall be terminated reasonably promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the
Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

1.10 SALES LOAD ON ACQUIRING FUND SHARES. Shareholders of the Acquired Fund as of the Closing Date shall not be subject to the sales load of the Acquiring Fund on future purchases of shares of the Acquiring Fund.



                                  ARTICLE II

                                  VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date (such time and date being herein called the "Valuation Date"), using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon in writing by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares and Acquired Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined as set forth in paragraph 1.1.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.



                                 ARTICLE III

                           CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on or about March 24, 2006, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The Closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

All documents required by the parties to be delivered at Closing shall be dated the Closing Date and delivered in escrow on the Closing Date. The Closing shall be deemed to commence at 4:00 p.m. Eastern Time on the Closing Date. The Closing shall be considered escrowed from and after such time on the Closing Date until the successful completion of the operational conversion and transfer of the Acquired Fund's assets, discharge of the Acquired Fund's liabilities, and issuance of Acquiring Fund shares contemplated by this Agreement have been confirmed on the next business day following the Closing Date (it being understood that the assets to be acquired shall be valued using the Acquiring Fund's valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information as set forth in section 2.1 of this Agreement). The completion of the operational conversion and transfer of the Acquired Fund's assets, discharge of the Acquired Fund's liabilities, and issuance of Acquiring Fund shares contemplated by this Agreement shall be evidenced by a certificate signed by an officer of the Acquired Fund and delivered to an officer, or representative of such officer, of the Acquiring Fund. Upon the parties confirming the successful completion of such actions, and subject to the conditions precedent to Closing set forth in this Agreement remaining satisfied or having been waived by the relevant party, the Closing shall be automatically released from escrow, and the Closing shall be deemed to have been consummated at 4:00 p.m. Eastern Time on the Closing Date. If the Closing is not released from escrow as contemplated above on the next business day after the Closing Date, the Closing shall be deemed not to have been consummated and the parties shall agree upon a new Closing Date and use reasonable efforts to consummate the Closing as promptly as practicable.

3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Wayne Hummer Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, custodian certificates, transfer agent certificates, president, vice president, treasurer, secretary, chief financial officer and other officer certificates, instructions, acknowledgements, receipts, legal opinions and other documents, if any, as such other party or its counsel may reasonably request.



                                  ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Wayne Hummer Trust, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a) The Acquired Fund is a separate series of the Wayne Hummer Trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

b) The Wayne Hummer Trust is registered as an open-end management investment company under the 1940 Act, and the Wayne Hummer Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Wayne Hummer Trust's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f) Except as otherwise disclosed in writing to the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The audited financial statements of the Acquired Fund as of March 31, 2005, and for the fiscal year then ended copies of which have been furnished to the Acquiring Fund), fairly reflect the financial condition of the Acquired Fund as of such date and have been prepared in accordance with generally accepted accounting principles consistently applied, and there are no known liabilities of the Acquired Fund of a material amount, contingent or otherwise, as of such date that are not disclosed in such statements.

h) The unaudited financial statements of the Acquired Fund as of September 30, 2005, and for the six months then ended copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition of the Acquired Fund as of such date and have been prepared in accordance with generally accepted accounting principles consistently applied, and there are no known liabilities of the Acquired Fund of a material amount, contingent or otherwise, as of such date that are not disclosed in such statements.

i) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed (giving effect to any extensions), have been filed, and all federal and other taxes shown to be due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Wayne Hummer Trust's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.

l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

m)    The  execution,  delivery and  performance  of this  Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund
Shareholders referred to in paragraph 5.2 and on the Closing Date, any written information furnished by the Wayne Hummer Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7) or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

p) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or of Massachusetts law for the execution of this Agreement by the Wayne Hummer Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Wayne Hummer Trust, on behalf of the Acquired Fund, as follows:

a) The Federated Trust is a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; and the Acquiring Fund is a separate, validly existing series of the Federated Fund.

b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts not made in the ordinary course of business to which the Acquiring Fund is a party that are to be preformed in whole or in part after the Closing Date and that are not referred to in the registration statement.

d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of October 31, 2005 and for the fiscal year then ended copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition of the Acquiring Fund as of such date and have been prepared in accordance with generally accepted accounting principles consistently applied, and there are no known liabilities of the Acquiring Fund of a material amount, contingent or otherwise, as of such date that are not disclosed in such statements. At the Closing Date the Acquiring Fund will have good and marketable title to all of its assets. However, it is understood that such assets may contain restrictions on their resale.

g) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed (giving effect to any extensions), have been filed. All federal and other taxes shown to be due on such returns and reports have been paid or provision shall have been made for the payment thereof. To the best of the Federated Trust's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

j) To the best of its knowledge, the Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time.

k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles, and no shareholder of the Federated Trust will have any preemptive right of subscription or purchase in respect thereof.

l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7) or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.



                                  ARTICLE V

            COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Wayne Hummer Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 ACQUISITION REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Wayne Hummer Trust's Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement") and shall use its best efforts to cause the Registration Statement to become effective as soon as reasonably possible. The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

5.9 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.



                                  ARTICLE VI

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2 The Wayne Hummer Trust shall have received a favorable opinion from Reed Smith LLP, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Wayne Hummer Trust, to the following effect:

a) The Federated Trust is a business trust duly organized and validly existing under the laws of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust;

b) the Acquiring Fund Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A Shares of beneficial interest in the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive rights of subscription or purchase in respect thereof;

c) the Federated Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act;

d) this Agreement has been duly authorized, executed and delivered by the Federated Trust on behalf of the Acquiring Fund and, assuming the Registration Statement referred to in paragraph 5.7 complies with applicable federal securities laws and assuming the due authorization, execution and delivery thereof by the Wayne Hummer Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

e) the execution and delivery of this Agreement did not, and the will not, violate the Federated Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Federated Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Federated Trust or the Acquiring Fund is a party or by which either of them is bound;

f) except as previously disclosed, pursuant to section 4.2(e) above, such counsel does not know of any legal or governmental proceedings relating to the Federated Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Materials referred to in paragraph 5.7 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.7 that are not described as required;

g) except for litigation, administrative proceedings and investigations previously disclosed in writing to the Acquired Fund or its counsel, to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Federated Trust or the Acquiring Fund or any of their properties or assets and neither the Federated Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.



                                 ARTICLE VII

          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Wayne Hummer Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Wayne Hummer Trust.

7.3 The Acquiring Trust shall have received a favorable opinion from Bell, Boyd & Lloyd LLC, counsel to the Wayne Hummer Trust, dated the Closing Date and in a form satisfactory to the Federated Trust, to the following effect:

a) The Wayne Hummer Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Wayne Hummer Trust;

b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Materials referred to in paragraph 5.7 comply with applicable federal securities laws and assuming the due authorization, execution and delivery thereof by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Wayne Hummer Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Wayne Hummer Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Wayne Hummer Trust or the Acquired Fund is a party or by which it is bound;

e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Wayne Hummer Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

f) such counsel does not know of any legal or governmental proceedings relating to the Wayne Hummer Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Materials referred to in paragraph 5.7 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.7 that are not described as required;

g) the Wayne Hummer Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Wayne Hummer Trust or the Acquired Fund or any of its properties or assets and neither the Wayne Hummer Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.



                                 ARTICLE VIII

              FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                       ACQUIRING FUND AND ACQUIRED FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Wayne Hummer Trust's Agreement and Declaration of Trust and By-Laws, as amended or supplemented. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations as Dickstein Shapiro Morin & Oshinsky LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.



                                  ARTICLE IX

                                   EXPENSES

9.1 Federated Equity Management Company of Pennsylvania and/or Wayne Hummer Asset Management Company or their affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.



                                  ARTICLE X

                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Wayne Hummer Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.



                                  ARTICLE XI

                                 TERMINATION

11.1  This  Agreement  may  be  terminated  by  the  mutual  agreement  of the
Federated Trust and the Wayne Hummer Trust. In addition, either the Federated Trust or the Wayne Hummer Trust may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of the Wayne Hummer Trust or the Federated Trust, respectively, and notice given to the other party hereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Federated Trust, the Wayne Hummer Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.



                                 ARTICLE XII

                                  AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Wayne Hummer Trust and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph
5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.



                                 ARTICLE XIII

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                           LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Federated Trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Federated Trust property of the Acquiring Fund as provided in the Federated Trust's Declaration of Trust.

13.6 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Wayne Hummer Trust personally, but shall bind only the Wayne Hummer Trust property of the Acquired Fund, as provided in the Declaration of Trust of the Wayne Hummer Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Wayne Hummer Trust on behalf of the Acquired Fund and signed by authorized officers of the Wayne Hummer Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Wayne Hummer Trust property of the Acquired Fund as provided in the Wayne Hummer Trust's Declaration of Trust.



IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                    WAYNE HUMMER INVESTMENT TRUST
                                    on behalf of its portfolio,
                                    Wayne Hummer Growth Fund


                                    /s/


                                    -----------------------------


                                    FEDERATED EQUITY FUNDS
                                    on behalf of its portfolio,
                                    Federated Kaufmann Fund


                                    /s/


                                    John W. McGonigle, Secretary







                                                                  EXHIBIT B
                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


FEDERATED KAUFMANN FUND

The Federated Kaufmann Fund's Class A Shares, Class B Shares and Class C Shares produced total returns of 14.05%, 13.47% and 13.47%, respectively, based on net asset value for the reporting period ended October 31, 2005. The fund's benchmark, the Russell Mid-Cap Growth Index(1) had a total return of 15.91% for the reporting period and the Lipper Mid-Cap Growth Index(2) and the Lipper Mid-Cap Growth Funds Average(3) had total returns of 14.19% and 14.07%, respectively.


Economic growth remained modest during the reporting period and was somewhat effected by higher energy prices and an active hurricane season. Generally mid and small cap growth companies continued to deliver double-digit earnings growth. Stock selection contributed to the performance of the fund. Two of our largest holdings, Advance Auto Parts and CB Richard Ellis Services, each returned over 40% during the reporting period contributing strongly to performance. Four Healthcare sector holdings, INAMED Corp., United Surgical Partners International, Inc., Cubist Pharmaceuticals, Inc., and Kyphon, Inc. each returned over 30% during the reporting period contributing positively to performance. Two Technology sector holdings, MEMC Electronic Materials and M-Systems Flash Disk Pioneer, Ltd., each returned over 85% during the reporting period contributing strongly to performance. Weakness in two significant pet supply retailers, PETsMart, Inc. (26%) and PETCO Animal Supplies, Inc. (46%), hurt performance during the reporting period.


The fund's performance was also negatively impacted by the fund's relatively light exposure to the Energy and Utility sectors, which were strong performers in the benchmark index and in many of the best-performing funds in the category. At Federated Kaufmann Fund, we generally prefer companies that are growing profitably as a result of some proprietary product or service or way of doing business, whereas many Energy-related companies have been growing more as a result of commodity pricing and the regulatory environment.


1 Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.


2 Lipper Mid-Cap Growth Index is the composite performance of the largest mid-cap growth mutual funds, as categorized by Lipper, Inc. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.


3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.





Federated Kaufmann Fund - Class A Shares

Growth of a $10,000 Investment Over 15 Years in Federated Kaufmann Fund(1)

[GRAPHIC ILLUSTRATION-Federated Kaufmann Fund - Class A Shares]

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Federated Kaufmann Fund (the "Fund") is represented by a line-square-line. The Russell Midcap Growth Index is represented by a line-triangle-line and the Lipper Mid-Cap Growth Index is represented by a line-x-line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Class A Shares of the Fund and the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Index. The "x" axis reflects computation periods from October 31, 1991 to October 31, 2005. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Index. The ending values were $106,146, $62,747 and $58,809, respectively.



Average Annual Total Returns for           6-Month        1-Year    3-Years       5-Year        10-Year      15-Years
the Period Ended 10/31/05               (Cumulative)

Federated Kaufmann Fund - Class A           6.05%         7.78%      16.22%        5.30%        10.44%        16.99%
Shares(2)
Russell Midcap Growth Index(3)             11.37%         15.91%     20.65%       (3.71)%        9.05%        12.86%
Lipper Mid-Cap Growth Index(3)             13.00%         14.19%     16.73%       (5.25)%        6.96%        12.54%


Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class A Shares.
2 Total returns quoted reflect all applicable sales charges.
3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.


                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WAYNE HUMMER GROWTH FUND

Dear Fellow Shareholder:

Wayne Hummer Growth Fund (the "Fund") concluded its twenty-first complete fiscal year on March 31, 2005. Throughout its history, Fund management has endeavored to identify seasoned growth companies, with continuing long-term favorable growth prospects, selling at valuations that offer the potential for above average returns for Fund shareholders. We look for leading names, companies with valuable franchise niches that afford superior profitability and free cash flow generation.

More particularly, our emphasis is on selecting the stocks of medium size companies that we believe offer a compelling risk/reward profile. Numerous mid-cap companies offer financial strength on a par with large-cap companies and yet afford the prospect of superior growth. Though perhaps smaller, these companies typically have the dominant or a leading position in the market(s) served. Many of the risks characteristically inherent in small companies may be avoided in the mid-cap sector.

This annual report contains a chart which compares a hypothetical $10,000 investment in the Fund for the past ten years with a like amount invested in "the market", as well as management's discussion and analysis of the Fund's performance during the most recently completed fiscal year. As proxies for "the market" we again present both the Standard & Poor's Composite Stock Price Index (the "S&P 500")(1) and the Russell Midcap Index(2).

Calendar year 2004 marked the fifth consecutive year that mid-cap returns exceeded those of large-caps. And, through the March quarter of 2005, mid-caps again outperformed the S&P 500, which lost 2.2% while the Russell Midcap Index, our benchmark, produced a - 0.3% return. The Fund lagged both of these, with a loss of 2.7%(3). For the trailing 12 months the Fund gained 6.6%(3) compared to the S&P 500's 6.7% gain and the Russell Midcap Index's gain of 14.1%.

The market sectors showing the strongest performance over the past twelve months were energy and materials, both reflecting the strength of the underlying commodities markets, and utilities. The Fund, by design, generally eschews commodity-based investments, as well as totally excludes the heavily regulated utility stocks. The Russell Midcap Index energy component weight was about two-and-a-half times that of the Fund. Moreover, while the Fund's energy stocks were its best performers, the energy stocks in the Russell Midcap Index performed substantially better than the Fund's energy stocks. While the exposure to the materials sector was more comparable, the Russell Midcap Index sector return was more than twice that of the Fund's sector return.

Weak performance among the Fund's consumer discretionary stocks, due to company specific issues, resulted in a negative return compared to a positive mid-teens return for the sector stocks in the Russell Midcap Index. Offsetting this was the Fund's strong relative showing in its health care sector (particularly from The Cooper Companies, Inc. and Patterson Companies, Inc.) and technology sector (led by Kronos Incorporated and Qualcomm Incorporated), both of which, in addition, were over weighted relative to the Russell Midcap Index.

As much as we might wish to think that we toil in a market of stocks, we do still toil in a stock market, and whatever one's particular approach to stock investing, the vagaries of the stock market at large play an overwhelming role in the resulting successes or shortcomings experienced. The just completed quarter offers a case in point.

Stock prices, after hitting three year highs during the quarter, succumbed to weakness in March, ending the quarter on a decidedly sour note. The notable exception again was in energy-related issues, not surprising given that natural gas prices rose 21% and crude oil futures were up more than 31%.

Market weakness came in the face of generally positive economic news throughout the quarter. We have spoken previously of what has been, and continues to be, a benign macroeconomic landscape for stock prices. Here we offer a longer term perspective on the unwillingness of share prices to respond more vigorously to a robust economy.

Shareowners demand compensation for the uncertainties inherent in equity ownership, generally reflected in a requirement for a return in excess of that afforded by investing in "riskless" assets, often using the ten-year U.S. Treasury yield as the proxy for this return. This spread is referred to as the equity risk premium, which has historically averaged about 3%. The greater the perceived risks assumed, the greater the premium demanded. This risk premium can then be charted over time as a measure of investor anxiety over the perils of stock ownership.

A chart of the equity risk premium shows that certain episodes during the 1990's caused concern, but it was short-lived. For example, the twelve month rise that began in the second half of 1997 was caused by a steep drop in Asian currencies, setting off fears of a global meltdown. Even the spike induced by the 9/11 terror subsided within six months. But for more than two years now, investors have stubbornly ascribed more risk to stock ownership than they had during the preceding decade. Importantly, this has been the case even while share prices have generally been rising since the autumn of 2002.

We ponder the halting nature of the market as it seemingly is intent on snatching defeat from the jaws of victory. The risks confronting us have been mentioned here before, but rarely does a single play determine the outcome of any contest. It is no small coincidence though that the Sarbanes-Oxley Act was passed in July 2002, the time that the new higher risk premium range of 4 to 5% was formed. Meant to combat corporate fraud, this legislation has had an immeasurable effect on the reporting behavior of public companies as they attempt to comply with its many requirements. Proof of this assertion can only be anecdotal, but surely there has been no other time when financial results have been under such scrutiny.

From where we sit, the greatest change has not been in the game itself, but rather in how it is being officiated. As with all such historical influences, a more normalized level of the equity risk premium (presumably accompanied by better markets) will be attained once the rules become more familiar. Despite the uncertainty of when this is to be reached, we continue to favor being fully invested.

As always, we are pleased to be a part of your long-term investment planning.

Sincerely,

/s/ Thomas J. Rowland, CFA

Thomas J. Rowland, CFA
President
Wayne Hummer Investment Trust

April 28, 2005






1 The S&P 500 measures the performance of an unmanaged group of 500 widely held large-capitalization U.S. stocks.

2 The Russell Midcap Index measures the performance of an unmanaged group of about 800 medium-sized U.S. companies.

3 Total return does not reflect the 2% sales charge.


PERFORMANCE COMPARISON

WAYNE HUMMER GROWTH FUND VS. S&P 500 INDEX AND RUSSELL MIDCAP INDEX

Growth of $10,000 initial investment for a 10 year period ended March 31, 2005.

[GRAPHIC ILLUSTRATION-Wayne Hummer Growth Fund]
The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Wayne Hummer Growth Fund (the "Fund") is represented by a solid white line. The Russell Midcap Index is represented by a solid gray line and the S&P 500 Index is represented by a solid black line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the Russell Midcap Index and the S&P 500 Index. The "x" axis reflects computation periods from 1995 to 2005. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the Russell Midcap Index and the S&P 500 Index. The ending values were $28,038, $34,999 and $27,826, respectively..

Average Annual Total Return as of 3/31/05

Annualized Returns for the Following  1 Year       5 Year       10 Year
Periods:
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Wayne Hummer Growth Fund               4.46%       0.46%        10.86%
(assuming 2% sales charge)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Russell Midcap Index                  14.05%       5.49%        13.35%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
S&P 500 Index                          6.69%      (3.16)%       10.78%
----------------------------------------------------------------------------

Note: This graph compares an initial investment of $10,000 invested in Wayne Hummer Growth Fund, adjusted for the maximum sales charge of 2%, with the S&P 500 and Russell Midcap Indices. The S&P 500 and Russell Midcap Indices are unmanaged. All returns include reinvestment of dividends and capital gain distributions. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.




                       STATEMENT OF ADDITIONAL INFORMATION

                              ______________, 2006


                          Acquisition of the assets of

                            WAYNE HUMMER GROWTH FUND,
                  a portfolio of Wayne Hummer Investment Trust

                             300 South Wacker Drive
                             Chicago, Illinois 60606
                          Telephone No: 1-800-621-4477

                    By and in exchange for Class A Shares of

                            FEDERATED KAUFMANN FUND,
                      a portfolio of Federated Equity Funds

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400

















This Statement of Additional Information dated ______________, 2006, is not a prospectus. A Prospectus/Proxy Statement dated _____________, 2006, related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Kaufmann Fund, by writing or calling Federated Kaufmann Fund at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                TABLE OF CONTENTS


1. Statement of Additional Information of Wayne Hummer Growth Fund, a portfolio of Wayne Hummer Investment Trust, dated August 1, 2005.

2. Statement of Additional Information of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated December 31, 2005.

3. Audited Financial Statements of Wayne Hummer Growth Fund, a portfolio of Wayne Hummer Investment Trust, dated March 31, 2005.

4. Audited Financial Statements of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated October 31, 2005.

5. Unaudited Financial Statements of Wayne Hummer Growth Fund, a portfolio of Wayne Hummer Investment Trust, dated September 30, 2005.

6. Unaudited Financial Statements of Federated Kaufmann Fund, a portfolio of Federated Equity Trust, dated April 30, 2005.


         .

                      INFORMATION INCORPORATED BY REFERENCE

      The Statement of Additional Information of Wayne Hummer Growth Fund, a portfolio of Wayne Hummer Investment Trust, dated August 1, 2005, is incorporated by reference to Wayne Hummer Investment Trust's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A (File No. 811-3880), which was filed with the Securities and Exchange Commission on or about July 29, 2005. A copy may be obtained from the Fund at 1-800-621-4477.

      The Statement of Additional Information of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated December 31, 2005, is incorporated by reference to Federated Equity Fund's Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A (File No. 811-4017), which was filed with the Securities and Exchange Commission on or about December 29, 2005. A copy may be obtained from the Fund at 1-800-341-7400.

      The audited financial statements of Wayne Hummer Growth Fund, dated March 31, 2005, are incorporated by reference to the Annual Report to shareholders of Wayne Hummer Growth Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about May 31, 2005.

      The audited financial statements of Federated Kaufmann Fund, dated October 31, 2005, are incorporated by reference to the Annual Report to shareholders of Federated Kaufmann Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 29, 2005.

      The unaudited financial statements of Wayne Hummer Growth Fund, dated September 30, 2005, are incorporated by reference to the Semi-Annual Report to shareholders of Wayne Hummer Growth Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about November 28, 2005.

      The unaudited financial statements of Federated Kaufmann Fund, dated April 30, 2005, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Kaufmann Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 27, 2005.

                            WAYNE HUMMER GROWTH FUND,
                  a portfolio of Wayne Hummer Investment Trust



Investment Adviser
Wayne Hummer Asset Management Company
300 South Wacker Drive
Chicago, IL 60606

Distributor
Wayne Hummer Investments L.L.C.
300 South Wacker Drive
Chicago, IL 60606






PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Equity Funds (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)
1.1 Conformed copies of Amendment Nos. 4-7 of the Amendment and Restated Declaration of Trust of the Registrant; (31)
1.2 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)
1.3 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.4 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.5 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.6 Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.7 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.8 Conformed copy of Amendment No. 14 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.9 Conformed copy of Amendment No. 15 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.10 Conformed copy of Amendment No. 16 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.11 Conformed copy of Amendment No. 17 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.12 Conformed copy of Amendment No. 18 of the Amended and Restated Declaration of Trust of the Registrant; (25)
1.13 Conformed copy of Amendment No. 19 of the Amended and Restated Declaration of Trust of the Registrant; (29)
1.14 Conformed copies of Amendment Nos. 20-21 of the Amended and Restated Declaration of Trust of the Registrant; (31)
1.15 Conformed copy of Amendment No. 22 of the Amended and Restated Declaration of Trust of the Registrant; (33)
1.16 Confirmed copy of Amendment No. 23 of the Amended and Restated Declaration of Trust of the Registrant; (34)
1.17 Confirmed copy of Amendment No. 24 of the Amended and Restated Declaration of Trust of the Registrant; (36)

2.    Copy of Amended and Restated By-Laws of the Registrant; (12)
2.1   Copy of Amendment No. 5 to Amended and Restated By-Laws of the Registrant;
      (18)
2.2   Copy of Amendment No. 6 to Amended and Restated By-Laws of the Registrant;
      (18)
2.3   Copy of Amendment No. 7 to Amended and Restated By-Laws of the Registrant;
      (18)
2.4   Copy of Amendment No. 8 to Amended and Restated By-Laws of the Registrant;
      (24)
2.5   Copy of Amendment No. 9 to Amended and Restated By-Laws of the Registrant;
      (29)
2.6 Copy of Amendment No. 10 to Amended and Restated By-Laws of the Registrant; (32)
2.7 Copy of Amendment No. 11 to Amended and Restated By-Laws of the Registrant; (37)

3.    Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit A to the Prospectus/Proxy Statement of the Registration Statement; (*)

5. Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7)
5.1 Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Mid Cap Growth Strategies Fund); (8)
5.2 Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)

6. Conformed copy of Investment Advisory Contract of the Registrant (Federated Mid Cap Growth Strategies Fund); (5)
6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit B for Federated Capital Appreciation Fund; (10)
6.2 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Technology Fund, respectively; (19)
6.3 Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufmann Fund; (23)
6.4 Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunity Fund; (23)
6.5 Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (23)
6.6 Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Fund, which includes Exhibit A, dated December 1, 2001; (23)
6.7 Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Small Cap Fund, which includes Exhibit A; (24)
6.8 Conformed copy of Exhibit J to the Investment Advisory Contract for Federated Kaufmann Small Cap Fund; (24)
6.9 Conformed copy of Sub-Advisory Contract for Federated Market Opportunity Fund, which includes Exhibit A; (31)
6.10 Conformed copy of Sub-Advisory Contract for Federated Technology Fund, which includes Exhibit A; (31)
6.11 Conformed copy of Assignments of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory and Sub-Advisory Contracts of Federated Capital Appreciation Fund, Federated Kaufmann Fund, Federated Small Cap Kaufmann Fund, Federated Market Opportunity Fund, and Federated Technology Fund; (31)
6.12 Conformed copy of Assignment of Federated Investment Management Company to Federated Global Investment Management Company for Advisory Contract of Federated Large Cap Growth Fund; (31)
6.13 Conformed copy of Assignment of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Mid Cap Growth Strategies Fund; (31)
6.14 Conformed copy of Investment Advisory Contract of the Registrant, which includes Exhibit A (Federated Strategic Value Fund); (33)
6.15 Conformed copy of the Sub-Advisory Contract for Federated Absolute Advantage Fund; (36)
6.16  Conformed copy of Exhibit B to the Investment Advisory of the Registrant;
      (36)

7.    Conformed copy of Distributor's Contract of the Registrant; (10)
7.1 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Mid Cap Growth Strategies Fund, (Class A and C Shares); (10)
7.2 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares); (10)
7.3   Conformed copy of Distributor's Contract (Class B Shares); (16)
7.4 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)
7.5 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares); (19)
7.6 Conformed copy of Exhibits S & T to the Distributor's Contract for for Federated Market Opportunity Fund (Class A and Class C Shares); (22)
7.7 Conformed copy of Exhibit U to the Distributor's Contract for Federated Kaufmann Fund (Class K Shares); (23)
7.8 Conformed copy of Exhibits V & W to the Distributor's Contract for Federated Kaufmann Fund (Class A and Class C Shares); (22)
7.9 Conformed copy of Amendment to the Distributor's Contract of the Registrant, dated June 1, 2001; (23)
7.10 Conformed copy of Exhibit X to the Distributor's Contract for Federated Kaufmann Small Cap Fund (Class A Shares); (24)
7.11 Conformed copy of Exhibit Y to the Distributor's Contract for Federated Kaufmann Small Cap Fund (Class C Shares); (24)
7.12 Conformed copy of Exhibit Z to the Distributor's Contract for Federated Capital Appreciation Fund (Class K Shares); (28)
7.13 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)
7.14 Conformed copy of Amendment to the Distributor's Contract of the Registrant, dated October 1, 2003; (31)
7.15 Conformed copy of Amendment to the Distributor's Contract (Class B Shares) of the Registrant, dated June 1, 2001; (31)
7.16 Conformed copy of Amendment to the Distributor's Contract (Class B Shares) of the Registrant, dated October 1, 2003; (31)
7.17 Conformed copy of Exhibit AA and BB to the Distributor's Contract for Federated Strategic Value Fund (Class A and Class C Shares); (33)
7.18 Conformed copy of Exhibit CC to the Distributor's Contract for Federated Strategic Value Fund (Institutional Shares); (35)
7.19 Conformed copy of Exhibits DD, EE, FF and GG to the Distributors Contract for Federated Absolute Advantage Fund; (36)

8.    Not Applicable

9. Conformed Copy of the Custodian Agreement of the Registrant; (6) 9.1 Conformed copy of Custodian Fee Schedule; (15)

10. Conformed Copy of Distribution Plan of the Registrant, including Exhibits A, B and C; (31)
10.1 The responses described in Item 22(e)(xiv) are hereby incorporated by reference; 10.2 Conformed copy of Amendment to the Distribution Plan (Class B Shares); (23) 10.3 Conformed copy of Exhibit D to the Distribution Plan of the Registrant; (33) 10.4 Conformed copy of Exhibit E to the Distribution Plan of the Registrant; (35)

11. Conformed copy of Opinion and Consent of Federated Kaufmann Fund's Counsel regarding the legality of Shares being issued; (*)

12. Form of Opinion regarding tax consequences of Reorganization; (to be filed by amendment)

13. The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.1 The Registrant hereby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item 23(h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29,
      2004. (File Nos. 33-29838 and 811-5843)
13.2 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos.
      33-50773 and 811-7115);
13.3 The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Stock Trust Registration Statement on Form N-1A, filed with the Commission on December 29, 2005. (File Nos. 2-75756 and 811-3385);
13.4 Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust - Class B Shares); (23)
13.5 Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust - Class B Shares); (23)
13.6 Conformed copy of Shareholder Services Agreement (Massachusetts Municipal Cash Trust - Boston 1784 Fund Shares); (24)
13.7 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).
13.8 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
13.9 The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.10 The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.11 The Registrant hereby incorporates the Copy of Schedule 1, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company from , from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)

14. Conformed copy of Consent of Independent Registered Public Accounting Firm of Federated Kaufmann Fund; (*)
14.1 Conformed copy of Consent of Independent Registered Public Accounting Firm of Wayne Hummer Growth Fund.; (*)

15. Not Applicable

16. Conformed copy of Power of Attorney of the Registrant; (*) 16.1 Conformed copy of Treasurer Power of Attorney of the Registrant; (*) 16.2 Conformed copy of Trustee Power of Attorney of the Registrant; (*) 16.3 Conformed copy of Unanimous Consent of Trustees; (*) 16.4 Conformed copy of Federated Equity Funds Certification; (*)

17. Form of Proxy; (*)

---------------------------------------------------------

* All exhibits are being filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995.
      (File Nos. 2-91090 and 811-4017)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995.
      (File Nos. 2-91090 and 811-4017)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995.
      (File Nos. 2-91090 and 811-4017)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed September 3, 1996. (File Nos. 2-91090 and 811-4017)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001.
      (File Nos. 2-91090 and 811-4017)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed December 26, 2002. (File Nos. 2-91090 and 811-4017)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed February 7, 2003. (File Nos. 2-91090 and 811-4017)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 61 on Form N-1A filed March 31, 2003.
      (File Nos. 2-91090 and 811-4017)
28. Response is incorporated by reference to Registrant's Amendment No. 55 on Form N-1A filed September 22, 2003. (File No. 811-4017)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed October 30, 2003. (File Nos. 2-91090 and 811-4017)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 66 on Form N-1A filed October 15, 2004. (File Nos. 2-91090 and 811-4017)
32. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 67 on Form N-1A filed December 30, 2004.
      (File Nos. 2-91090 and 811-4017)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 68 on Form N-1A filed January 7, 2005.
      (File Nos. 2-91090 and 811-4017)
34    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 69 on Form N-1A filed June 22, 2005.
      (File Nos. 2-91090 and 811-4017)
35    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 70 on Form N-1A    filed September 2, 2005.
      (File Nos. 2-91090 and 811-4017)
36    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 73 on Form N-1A    filed October 14, 2005.
      (File Nos. 2-91090 and 811-4017)
37    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 74 on Form N-1A    filed November 14, 2005.
      (File Nos. 2-91090 and 811-4017)

Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED EQUITY FUNDS, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of January, 2006.

                             FEDERATED EQUITY FUNDS

                             BY: /s/ Todd P. Zerega
                       Todd P. Zerega, Assistant Secretary
                                January 20, 2006

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                               TITLE                 DATE

By: /s/ Todd P. Zerega                  Attorney In Fact      January 20, 2006
    Todd P. Zerega                      For the Persons
    ASSISTANT SECRETARY                 Listed Below

John F. Donahue*                        Trustee

Christopher Donahue*                    President and Trustee
                                        (Principal Executive Officer)

Richard J. Thomas*                      Treasurer
                                        (Principal Financial Officer)

Thomas G. Bigley*                       Trustee

John T. Conroy, Jr.*                    Trustee

Nicholas P. Constantakis*               Trustee

John F. Cunningham*                     Trustee

Lawrence D. Ellis, M.D.*                Trustee

Peter E. Madden*                        Trustee

Charles F. Mansfield, Jr.*              Trustee

John E. Murray, Jr., J.D., S.J.D.*      Chairman and Trustee

Marjorie P. Smuts*                      Trustee

John S. Walsh*                          Trustee

*By Power of Attorney